February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
Guggenheim Strategic Opportunities Fund
See notes to schedule of investments.
| 1
a
a Shares Value
COMMON STOCKS - 5.7%
Financial - 2.0%
Fusion Buyer LLC* 46,808 $ 1,630,463
CME Group, Inc. 3,458 1,104,831
Assurant, Inc. 4,747 1,089,864
Principal Financial Group, Inc. 11,420 1,089,696
Chubb Ltd. 3,168 1,079,844
Regency Centers Corp. REIT 13,648 1,078,192
Progressive Corp. 5,038 1,076,419
Federal Realty Investment Trust REIT 9,892 1,075,953
Extra Space Storage, Inc. REIT 7,085 1,070,048
Kimco Realty Corp. REIT 45,353 1,068,063
VICI Properties, Inc. REIT 35,317 1,066,927
Public Storage REIT 3,474 1,066,726
American International Group, Inc. 13,187 1,061,422
Arch Capital Group Ltd.* 10,593 1,060,889
Simon Property Group, Inc. REIT 5,200 1,060,020
Allstate Corp. 4,936 1,058,871
Essex Property Trust, Inc. REIT 4,140 1,056,155
Realty Income Corp. REIT 15,754 1,055,518
T Rowe Price Group, Inc. 11,129 1,053,137
Camden Property Trust REIT 9,720 1,053,065
Equity Residential REIT 16,543 1,045,683
Globe Life, Inc. 7,196 1,045,291
American Tower Corp. REIT 5,445 1,044,678
Mid-America Apartment Communities, Inc. REIT 7,801 1,044,242
UDR, Inc. REIT 27,666 1,037,475
Cincinnati Financial Corp. 6,308 1,034,386
Hartford Insurance Group, Inc. 7,309 1,029,326
Aflac, Inc. 9,103 1,028,002
Host Hotels & Resorts, Inc. REIT 52,388 1,026,281
Crown Castle, Inc. REIT 11,435 1,023,890
Invitation Homes, Inc. REIT 38,673 1,018,647
Huntington Bancshares, Inc. 60,554 1,017,307
Franklin Resources, Inc. 38,214 1,014,200
KeyCorp 48,315 1,002,053
M&T Bank Corp. 4,597 997,457
Synchrony Financial 14,426 996,981
Prudential Financial, Inc. 10,125 996,097
Truist Financial Corp. 20,098 991,032
U.S. Bancorp 18,065 987,433
BXP, Inc. REIT 17,110 985,194
Regions Financial Corp. 35,334 983,345
Fifth Third Bancorp 19,871 983,018
MetLife, Inc. 13,398 965,594
PNC Financial Services Group, Inc. 4,537 963,432
Checkers Holdings, Inc.*
,a
84,343 335,685
Iron Mountain, Inc. REIT 209 22,641
Cboe Global Markets, Inc. 72 21,580

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
2 |
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Financial - 2.0% (continued)
Alexandria Real Estate Equities, Inc. REIT 383 $ 20,697
Travelers Companies, Inc. 65 20,062
Digital Realty Trust, Inc. REIT 113 20,024
Ventas, Inc. REIT 231 19,903
Prologis, Inc. REIT 139 19,817
Welltower, Inc. REIT 94 19,469
Loews Corp. 175 19,253
Interactive Brokers Group, Inc. — Class A 270 19,221
Everest Group Ltd. 57 19,123
SBA Communications Corp. REIT 95 19,110
Weyerhaeuser Co. REIT 779 19,109
Healthpeak Properties, Inc. REIT 1,079 19,077
W R Berkley Corp. 266 19,072
Northern Trust Corp. 131 18,745
Berkshire Hathaway, Inc. — Class B* 37 18,683
Citizens Financial Group, Inc. 308 18,538
Marsh & McLennan Companies, Inc. 99 18,487
Intercontinental Exchange, Inc. 112 18,383
Bank of New York Mellon Corp. 152 18,103
Blackrock, Inc. 17 18,075
Charles Schwab Corp. 188 17,898
State Street Corp. 139 17,878
Citigroup, Inc. 162 17,851
Aon plc — Class A 53 17,780
Visa, Inc. — Class A 55 17,608
Invesco Ltd. 668 17,542
Erie Indemnity Co. — Class A 65 17,514
JPMorgan Chase & Co. 58 17,417
Willis Towers Watson plc 57 17,395
Goldman Sachs Group, Inc. 20 17,191
Nasdaq, Inc. 196 17,166
Arthur J Gallagher & Co. 75 17,115
Mastercard, Inc. — Class A 33 17,068
CBRE Group, Inc. — Class A* 115 16,981
Ameriprise Financial, Inc. 36 16,924
Morgan Stanley 100 16,651
Bank of America Corp. 333 16,593
Brown & Brown, Inc. 231 16,590
Raymond James Financial, Inc. 108 16,533
Wells Fargo & Co. 198 16,127
Capital One Financial Corp. 76 14,869
American Express Co. 48 14,827
Blackstone, Inc. 115 13,038
Apollo Global Management, Inc. 121 12,657
CoStar Group, Inc.* 264 11,782
Coinbase Global, Inc. — Class A* 65 11,430
Ares Management Corp. — Class A 101 11,313
KKR & Company, Inc. 127 11,135

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 3
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Financial - 2.0% (continued)
Pershing Square Tontine Holdings, Ltd. — Class A*
,a,b
1,042,740 $ 104
Avison Young (Canada), Inc.* 579 9
Total Financial 47,424,990
Utilities - 0.9%
AES Corp. 64,429 1,113,333
Southern Company 11,371 1,107,308
PG&E Corp. 58,234 1,106,446
Eversource Energy 14,444 1,100,777
Edison International 14,687 1,097,706
FirstEnergy Corp. 21,272 1,088,276
Xcel Energy, Inc. 13,047 1,087,598
Duke Energy Corp. 8,311 1,087,494
Exelon Corp. 21,978 1,087,252
American Electric Power Company, Inc. 8,096 1,083,407
Evergy, Inc. 12,907 1,079,800
CMS Energy Corp. 13,813 1,078,381
DTE Energy Co. 7,258 1,075,926
Ameren Corp. 9,482 1,074,121
Alliant Energy Corp. 14,764 1,068,028
Pinnacle West Capital Corp. 10,642 1,067,393
WEC Energy Group, Inc. 9,084 1,062,465
Consolidated Edison, Inc. 9,272 1,043,285
Public Service Enterprise Group, Inc. 12,079 1,039,640
Dominion Energy, Inc. 16,014 1,011,124
PPL Corp. 540 21,049
CenterPoint Energy, Inc. 480 20,880
NextEra Energy, Inc. 221 20,723
Entergy Corp. 193 20,672
NiSource, Inc. 435 20,575
Atmos Energy Corp. 108 20,173
Sempra 202 19,447
NRG Energy, Inc. 107 19,149
American Water Works Company, Inc. 140 19,044
Vistra Corp. 108 18,780
AvalonBay Communities, Inc. REIT 102 18,077
Constellation Energy Corp. 50 16,494
Total Utilities 21,794,823
Transport-Aircraft - 0.8%
FTAI Aircraft Leasing Offshore SPV, LP*
,a
17,250,000 18,135,391
Consumer, Non-cyclical - 0.5%
J M Smucker Co. 9,907 1,148,717
Kraft Heinz Company 44,544 1,096,228
Altria Group, Inc. 15,794 1,090,418
Bristol-Myers Squibb Co. 17,447 1,088,169
Archer-Daniels-Midland Co. 15,534 1,072,467
CVS Health Corp. 13,395 1,070,260

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
4 |
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Pfizer, Inc. 38,306 $ 1,059,161
Cigna Group 3,607 1,045,381
Molson Coors Beverage Co. — Class B 20,597 1,009,047
Viatris, Inc. 67,253 1,004,087
WW International, Inc.* 2,685 57,083
Moderna, Inc.* 619 33,160
Bunge Global S.A. 197 23,768
DaVita, Inc.* 152 23,758
Hershey Company 100 23,628
Colgate-Palmolive Co. 231 22,901
Merck & Co., Inc. 184 22,783
Church & Dwight Company, Inc. 215 22,545
Philip Morris International, Inc. 120 22,420
Sysco Corp. 243 22,152
Clorox Company 174 22,126
Amgen, Inc. 57 22,125
Gilead Sciences, Inc. 148 22,045
Corteva, Inc. 275 22,033
Quanta Services, Inc. 39 21,960
Cencora, Inc. 59 21,956
McKesson Corp. 22 21,722
Johnson & Johnson 87 21,613
Procter & Gamble Company 129 21,569
Quest Diagnostics, Inc. 100 21,191
Coca-Cola Company 256 20,879
Centene Corp.* 465 20,869
Cardinal Health, Inc. 91 20,860
Monster Beverage Corp.* 243 20,728
Align Technology, Inc.* 109 20,721
Mondelez International, Inc. — Class A 333 20,506
PepsiCo, Inc. 120 20,369
Tyson Foods, Inc. — Class A 312 20,277
HCA Healthcare, Inc. 38 20,129
Avery Dennison Corp. 102 20,028
Kroger Company 293 19,994
Baxter International, Inc. 980 19,963
Labcorp Holdings, Inc. 69 19,949
Vertex Pharmaceuticals, Inc.* 40 19,873
McCormick & Company, Inc. 279 19,820
Kenvue, Inc. 1,036 19,808
Zoetis, Inc. 151 19,796
Conagra Brands, Inc. 1,028 19,789
Stryker Corp. 51 19,760
Regeneron Pharmaceuticals, Inc. 25 19,542
Henry Schein, Inc.* 237 19,526
Cintas Corp. 97 19,510
Dexcom, Inc.* 265 19,459
Hormel Foods Corp. 757 19,379

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 5
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Biogen, Inc.* 101 $ 19,374
Kimberly-Clark Corp. 173 19,279
Incyte Corp.* 189 19,140
Constellation Brands, Inc. — Class A 121 19,101
Zimmer Biomet Holdings, Inc. 193 18,999
Eli Lilly & Co. 18 18,936
Corpay, Inc.* 58 18,856
Cooper Companies, Inc.* 223 18,658
Rollins, Inc. 306 18,632
AbbVie, Inc. 80 18,566
Edwards Lifesciences Corp.* 214 18,505
United Rentals, Inc. 22 18,480
ResMed, Inc. 72 18,451
Keurig Dr Pepper, Inc. 609 18,441
Estee Lauder Companies, Inc. — Class A 168 18,391
Waters Corp.* 57 18,306
Hologic, Inc.* 240 18,086
Block, Inc.* 283 18,027
GE HealthCare Technologies, Inc. 213 17,950
General Mills, Inc. 392 17,730
Moody's Corp. 37 17,671
Equifax, Inc. 84 17,553
Bio-Techne Corp. 296 17,464
Verisk Analytics, Inc. 84 17,436
STERIS plc 69 17,412
Medtronic plc 178 17,383
Molina Healthcare, Inc.* 112 17,254
Campbell's Company 636 17,140
Global Payments, Inc. 224 17,127
Revvity, Inc. 174 17,106
Abbott Laboratories 147 17,103
Brown-Forman Corp. — Class B 592 17,085
IDEXX Laboratories, Inc.* 26 17,075
West Pharmaceutical Services, Inc. 67 17,041
Elevance Health, Inc. 53 16,960
Universal Health Services, Inc. — Class B 81 16,694
Danaher Corp. 78 16,430
Charles River Laboratories International, Inc.* 92 16,421
S&P Global, Inc. 37 16,350
Solventum Corp.* 220 16,324
Thermo Fisher Scientific, Inc. 31 16,154
UnitedHealth Group, Inc. 55 16,130
Intuitive Surgical, Inc.* 32 16,112
Becton Dickinson & Co. 91 16,060
Agilent Technologies, Inc. 125 15,172
Insulet Corp.* 61 15,043
Boston Scientific Corp.* 193 14,832
Automatic Data Processing, Inc. 69 14,791

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
6 |
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Lamb Weston Holdings, Inc. 305 $ 14,698
IQVIA Holdings, Inc.* 81 14,484
PayPal Holdings, Inc. 293 13,540
Humana, Inc. 70 13,338
Save-A-Lot*
,a
1,871,199 187
Endo Guc Trust*
,a
13,803 1
Total Consumer, Non-cyclical 12,551,486
Energy - 0.4%
Occidental Petroleum Corp. 22,922 1,216,700
APA Corp. 38,360 1,164,993
ConocoPhillips 9,628 1,092,393
Kinder Morgan, Inc. 32,824 1,092,054
Valero Energy Corp. 5,320 1,088,685
EOG Resources, Inc. 8,760 1,086,941
Chevron Corp. 5,814 1,085,823
Marathon Petroleum Corp. 5,248 1,040,206
Devon Energy Corp. 23,864 1,038,800
Texas Pacific Land Corp. 60 31,457
Baker Hughes Co. 374 24,407
Targa Resources Corp. 98 23,108
SLB Ltd. 450 23,103
Exxon Mobil Corp. 150 22,875
Halliburton Co. 619 22,284
Williams Companies, Inc. 297 22,192
Coterra Energy, Inc. 666 20,373
ONEOK, Inc. 244 20,196
Diamondback Energy, Inc. 112 19,497
Phillips 66 125 19,291
EQT Corp. 314 19,286
Expand Energy Corp. 154 16,620
First Solar, Inc.* 69 13,607
Revenir Energy, Inc.
a
2,359 260
Permian Production Partners LLC
a
184,043 18
Total Energy 10,205,169
Communications - 0.4%
Omnicom Group, Inc. 15,391 1,312,698
Match Group, Inc. 34,953 1,104,515
Verizon Communications, Inc. 21,435 1,074,751
LuxCo 3 SARL 56,594 1,039,763
Gen Digital, Inc. 45,694 1,031,314
AT&T, Inc. 36,550 1,023,765
Comcast Corp. — Class A 32,949 1,020,101
Figs, Inc. — Class A* 10,450 161,452
Xplore, Inc.* 61,305 67,422
Corning, Inc. 191 28,723
Ciena Corp.* 72 25,106
Motorola Solutions, Inc. 49 23,631

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 7
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Communications - 0.4% (continued)
T-Mobile US, Inc. 92 $ 19,972
eBay, Inc. 217 19,717
Charter Communications, Inc. — Class A* 84 19,709
Airbnb, Inc. — Class A* 141 19,050
F5, Inc.* 70 18,995
Netflix, Inc.* 193 18,574
Arista Networks, Inc.* 136 18,156
Meta Platforms, Inc. — Class A 28 18,149
Cisco Systems, Inc. 224 17,799
Walt Disney Company 165 17,497
Warner Bros Discovery, Inc.* 609 17,156
VeriSign, Inc. 74 16,868
Paramount Skydance Corp. — Class B 1,221 16,496
Amazon.com, Inc.* 78 16,380
Uber Technologies, Inc.* 213 16,064
CDW Corp. 120 14,717
DoorDash, Inc. — Class A* 82 14,471
Expedia Group, Inc. 66 14,236
Palo Alto Networks, Inc.* 93 13,850
FactSet Research Systems, Inc. 62 13,442
Booking Holdings, Inc. 3 12,718
GoDaddy, Inc. — Class A* 140 12,202
News Corp. — Class A 501 12,169
AppLovin Corp. — Class A* 26 11,304
Trade Desk, Inc. — Class A* 457 10,886
Robinhood Markets, Inc. — Class A* 133 10,088
Alphabet, Inc. — Class A 31 9,665
Fox Corp. — Class A 154 8,676
Alphabet, Inc. — Class C 25 7,786
Fox Corp. — Class B 110 5,690
News Corp. — Class B 164 4,392
Versant Media Group, Inc.* 1 32
Total Communications 8,360,147
Consumer, Cyclical - 0.3%
MGM Resorts International* 30,738 1,133,003
Ford Motor Co. 74,357 1,047,690
PACCAR, Inc. 8,258 1,041,251
Hasbro, Inc. 10,270 1,022,789
SHO Equity*
,a
768 603,025
Exide Technologies*
,a
342 295,028
Tapestry, Inc. 153 23,787
FG Parent LLC 46,808 23,404
Equinix, Inc. REIT 24 23,382
Norwegian Cruise Line Holdings Ltd.* 930 23,055
Dollar General Corp. 143 22,342
Southwest Airlines Co. 451 22,216
Target Corp. 190 21,620

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
8 |
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Consumer, Cyclical - 0.3% (continued)
Marriott International, Inc. — Class A 63 $ 21,529
Carnival Corp. 681 21,486
Royal Caribbean Cruises Ltd. 69 21,456
Darden Restaurants, Inc. 100 21,385
Costco Wholesale Corp. 21 21,227
Yum! Brands, Inc. 125 21,020
Starbucks Corp. 214 20,976
Live Nation Entertainment, Inc.* 129 20,916
Deckers Outdoor Corp.* 178 20,874
WW Grainger, Inc. 18 20,605
Hilton Worldwide Holdings, Inc. 66 20,577
Ulta Beauty, Inc.* 30 20,544
TKO Group Holdings, Inc. 91 20,372
Ross Stores, Inc. 99 20,358
Walmart, Inc. 159 20,344
Fastenal Co. 438 20,165
Cummins, Inc. 34 19,852
McDonald's Corp. 58 19,781
Williams-Sonoma, Inc. 96 19,742
Chipotle Mexican Grill, Inc.* 528 19,652
Home Depot, Inc. 51 19,417
PulteGroup, Inc. 141 19,345
Lowe's Companies, Inc. 73 19,314
AutoZone, Inc.* 5 18,778
TJX Companies, Inc. 116 18,753
DR Horton, Inc. 116 18,605
Dollar Tree, Inc.* 145 18,340
Ralph Lauren Corp. 50 18,130
O'Reilly Automotive, Inc.* 191 17,931
Lululemon Athletica, Inc.* 96 17,776
United Airlines Holdings, Inc.* 167 17,752
Tractor Supply Co. 339 17,574
General Motors Co. 223 17,552
Copart, Inc.* 457 17,407
Domino's Pizza, Inc. 43 17,308
Lennar Corp. — Class A 149 17,040
Pool Corp. 75 17,038
NIKE, Inc. — Class B 272 16,913
Delta Air Lines, Inc. 257 16,885
Aptiv plc* 229 16,841
Genuine Parts Co. 137 16,339
Tesla, Inc.* 40 16,100
Wynn Resorts Ltd. 145 15,688
Las Vegas Sands Corp. 271 15,371
Best Buy Company, Inc. 243 15,059
NVR, Inc.* 2 15,036
Carvana Co.* 37 12,364
Accuride Corp.*
,a,c
3,087,395 309

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 9
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Consumer, Cyclical - 0.3% (continued)
Accuride Liquidating Trust*
,a,c
190 $ —
Total Consumer, Cyclical 6,180,418
Industrial - 0.2%
United Parcel Service, Inc. — Class B 9,061 1,050,714
TransDigm Group, Inc. 804 1,047,443
Amcor plc 21,233 1,028,295
Stanley Black & Decker, Inc. 11,587 1,002,160
BP Holdco LLC*
,a,c
121,041 72,607
YAK BLOCKER 2 LLC
a
65,687 57,884
Keysight Technologies, Inc.* 85 26,123
Comfort Systems USA, Inc. 18 25,729
Ball Corp. 375 25,174
Lockheed Martin Corp. 38 25,007
Huntington Ingalls Industries, Inc. 56 24,893
Howmet Aerospace, Inc. 93 24,415
FedEx Corp. 63 24,381
Generac Holdings, Inc.* 108 24,340
Deere & Co. 38 23,929
Teledyne Technologies, Inc.* 35 23,838
Johnson Controls International plc 163 23,521
Northrop Grumman Corp. 32 23,180
Old Dominion Freight Line, Inc. 114 23,148
L3Harris Technologies, Inc. 63 22,966
Honeywell International, Inc. 94 22,897
Smurfit WestRock plc 482 22,659
Nordson Corp. 76 22,301
Westinghouse Air Brake Technologies Corp. 83 21,908
GE Vernova, Inc. 25 21,840
Garmin Ltd. 86 21,743
Carrier Global Corp. 336 21,638
General Electric Co. 63 21,562
Caterpillar, Inc. 29 21,542
AMETEK, Inc. 90 21,530
IDEX Corp. 102 21,366
JB Hunt Transport Services, Inc. 91 21,240
CH Robinson Worldwide, Inc. 114 21,118
EMCOR Group, Inc. 29 21,014
Ingersoll Rand, Inc. 222 20,899
RTX Corp. 103 20,870
Textron, Inc. 211 20,815
Trane Technologies plc 45 20,804
Dover Corp. 92 20,746
Waste Management, Inc. 86 20,712
CSX Corp. 485 20,705
A O Smith Corp. 265 20,670
Jabil, Inc. 78 20,669
Packaging Corp. of America 89 20,660

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
10 |
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Industrial - 0.2% (continued)
Illinois Tool Works, Inc. 71 $ 20,635
Lennox International, Inc. 36 20,518
Boeing Co.* 90 20,478
Hubbell, Inc. 40 20,465
Masco Corp. 282 20,197
Parker-Hannifin Corp. 20 20,184
Union Pacific Corp. 76 20,138
Snap-on, Inc. 52 20,031
Republic Services, Inc. 87 19,923
Emerson Electric Co. 131 19,748
Martin Marietta Materials, Inc. 29 19,620
Fortive Corp. 328 19,418
Norfolk Southern Corp. 61 19,199
Eaton Corp. plc 51 19,172
Amphenol Corp. — Class A 130 18,988
Otis Worldwide Corp. 205 18,975
General Dynamics Corp. 53 18,924
Vulcan Materials Co. 61 18,910
Jacobs Solutions, Inc. 133 18,335
Allegion plc 112 18,049
3M Co. 109 18,020
Rockwell Automation, Inc. 44 17,928
Veralto Corp. 184 17,927
Mettler-Toledo International, Inc.* 13 17,767
Axon Enterprise, Inc.* 32 17,357
Expeditors International of Washington, Inc. 119 17,259
TE Connectivity plc 74 17,031
Builders FirstSource, Inc.* 163 16,999
Pentair plc 171 16,961
CRH plc 141 16,917
Xylem, Inc. 130 16,843
Trimble, Inc.* 218 14,578
Targus, Inc.*
,a
90,098 802
Ralliant Corp. 1 46
Total Industrial 5,709,997
Technology - 0.1%
QUALCOMM, Inc. 7,289 1,037,662
NetApp, Inc. 10,302 1,020,207
Sandisk Corp.* 77 48,923
Teradyne, Inc. 88 28,163
Micron Technology, Inc. 68 28,041
Western Digital Corp. 99 27,690
Lam Research Corp. 107 25,026
Seagate Technology Holdings plc 60 24,470
Applied Materials, Inc. 65 24,200
KLA Corp. 15 22,868
Analog Devices, Inc. 64 22,771

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 11
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Technology - 0.1% (continued)
ON Semiconductor Corp.* 326 $ 21,672
Texas Instruments, Inc. 99 20,999
Monolithic Power Systems, Inc. 18 20,569
Akamai Technologies, Inc.* 208 20,465
Intel Corp.* 441 20,114
Microchip Technology, Inc. 265 19,780
Dell Technologies, Inc. — Class C 128 18,954
MSCI, Inc. 33 18,870
NXP Semiconductors N.V. 78 17,707
Electronic Arts, Inc. 88 17,650
Fortinet, Inc.* 220 17,387
NVIDIA Corp. 98 17,365
Apple, Inc. 65 17,172
Leidos Holdings, Inc. 95 16,635
Fiserv, Inc.* 267 16,631
Super Micro Computer, Inc.* 513 16,616
Advanced Micro Devices, Inc.* 81 16,217
Cadence Design Systems, Inc.* 53 15,974
PTC, Inc.* 102 15,972
Jack Henry & Associates, Inc. 97 15,759
Synopsys, Inc.* 38 15,732
Skyworks Solutions, Inc. 261 15,550
Take-Two Interactive Software, Inc.* 73 15,438
Hewlett Packard Enterprise Co. 712 15,287
Microsoft Corp. 38 14,924
Paychex, Inc. 158 14,797
Zebra Technologies Corp. — Class A* 66 14,781
Autodesk, Inc.* 60 14,752
Broadridge Financial Solutions, Inc. 79 14,684
Roper Technologies, Inc. 41 14,339
Fair Isaac Corp.* 10 14,094
Broadcom, Inc. 44 14,060
International Business Machines Corp. 58 13,932
Cognizant Technology Solutions Corp. — Class A 216 13,917
Tyler Technologies, Inc.* 39 13,833
Accenture plc — Class A 66 13,776
Fidelity National Information Services, Inc. 270 13,759
Paycom Software, Inc. 109 13,715
Adobe, Inc.* 52 13,645
HP, Inc. 704 13,369
Datadog, Inc. — Class A* 119 13,323
Salesforce, Inc. 68 13,246
Palantir Technologies, Inc. — Class A* 96 13,170
Crowdstrike Holdings, Inc. — Class A* 35 13,019
Gartner, Inc.* 78 12,262
EPAM Systems, Inc.* 85 11,985
Oracle Corp. 80 11,632
ServiceNow, Inc.* 105 11,341

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
12 |
a
a Shares Value
COMMON STOCKS - 5.7% (continued)
Technology - 0.1% (continued)
Intuit, Inc. 27 $ 11,044
Workday, Inc. — Class A* 81 10,835
Total Technology 3,082,770
Basic Materials - 0.1%
CF Industries Holdings, Inc. 11,209 1,115,744
DuPont de Nemours, Inc. 20,760 1,038,830
Albemarle Corp. 219 39,129
Qnity Electronics, Inc. 208 26,366
Freeport-McMoRan, Inc. 387 26,347
Newmont Corp. 190 24,700
Linde plc 46 23,372
LyondellBasell Industries N.V. — Class A 396 22,778
International Flavors & Fragrances, Inc. 275 22,613
Dow, Inc. 731 22,464
PPG Industries, Inc. 179 22,065
Ecolab, Inc. 70 21,584
Air Products and Chemicals, Inc. 76 20,951
Mosaic Company 752 20,936
Steel Dynamics, Inc. 105 20,279
International Paper Co. 458 19,946
Sherwin-Williams Company 55 19,942
Nucor Corp. 109 19,280
Total Basic Materials 2,527,326
Total Common Stocks
(Cost $133,640,515) 135,972,517
PREFERRED STOCKS - 4.6%
Financial - 3.6%
Citigroup, Inc.
6.88% 4,500,000 4,613,940
6.75% 3,100,000 3,171,129
6.95%
d,e
2,000,000 2,056,172
4.15%
d
2,000,000 1,994,975
6.63% 820,000 847,700
6.25% 28,800 731,520
Wells Fargo & Co.
4.75% 183,750 3,651,112
3.90% 3,300,000 3,296,636
4.70% 148,000 2,886,000
4.38% 50,000 909,500
Goldman Sachs Group, Inc.
7.50% 8,350,000 8,888,992
6.85% 1,500,000 1,570,782
Bank of America Corp.
4.38% 275,000 5,060,000
4.38% 1,860,000 1,847,938
6.25%
f
1,400,000 1,440,547
4.13% 26,000 453,440

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 13
a
a Shares Value
PREFERRED STOCKS - 4.6% (continued)
Financial - 3.6% (continued)
Bank of New York Mellon Corp.
5.95% 5,340,000 $ 5,481,494
JPMorgan Chase & Co.
6.50%
f
2,400,000 2,513,961
4.55% 49,000 957,460
4.20% 40,000 743,200
4.63% 24,000 478,320
Jackson Financial, Inc.
8.00%
◊
152,000 3,929,200
Lincoln National Corp.
9.25%
d
3,600,000 3,841,150
Public Storage
4.63% 144,400 2,703,168
4.13% 16,400 275,192
Charles Schwab Corp.
4.00%
f
3,150,000 2,975,938
W R Berkley Corp.
4.13% due 03/30/61 126,000 2,157,120
4.25% 36,800 648,416
PartnerRe Ltd.
4.88% 128,000 2,199,040
American National Group, Inc.
7.38% 88,000 2,192,960
American Financial Group, Inc.
4.50% 100,000 1,714,000
Keenova* 17,657 1,594,427
CNO Financial Group, Inc.
5.13% 80,000 1,554,400
State Street Corp.
6.45%
f
1,400,000 1,462,138
Equitable Holdings, Inc.
4.30% 82,000 1,357,920
Assurant, Inc.
5.25% 58,000 1,190,160
Corebridge Financial, Inc.
6.88% due 06/01/74 1,100,000 1,128,137
Arch Capital Group Ltd.
4.55% 38,000 668,800
Selective Insurance Group, Inc.
4.60% 36,000 608,040
RenaissanceRe Holdings Ltd.
4.20% 13,000 207,480
Globe Life, Inc.
4.25% 11,000 186,340
Par Health* 17,657 146,783
Avison Young (Canada), Inc.
12.50% 815,493 24,465

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
14 |
a
a Shares Value
PREFERRED STOCKS - 4.6% (continued)
Financial - 3.6% (continued)
First Republic Bank
4.50% 200,000 $ 40
4.25% 158,000 32
4.13% 84,800 17
Total Financial 86,360,181
Communications - 0.4%
AT&T Mobility II LLC
6.80%
a
10,000 10,256,591
Government - 0.4%
CoBank ACB
7.25%
e,f
4,300,000 4,396,290
4.25% 2,200,000 2,170,349
7.13%
f
500,000 519,919
Federal Agricultural Mortgage Corp.
5.75% 80,821 1,792,658
Total Government 8,879,216
Energy - 0.1%
Venture Global LNG, Inc.
9.00%
g
1,960,000 1,714,169
Utilities - 0.1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85 60,600 1,536,816
Consumer, Cyclical - 0.0%
Exide Technologies
8.00%*
,a
761 1,141,623
Total Preferred Stocks
(Cost $130,440,394) 109,888,596
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 26,852 97
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49
a,b
318,615 32
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/27
a,b
115,860 11
Total Warrants
(Cost $62,178) 140
RIGHTS - 0.0%
Communications - 0.0%
Xplore, Inc.
a
4,673 1
Total Rights
(Cost $—) 1
EXCHANGE-TRADED FUNDS
h
- 3.2%
iShares Core S&P 500 ETF
f
73,438 50,626,688
iShares Silver Trust* 239,200 20,329,608

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 15
a
a Shares Value
EXCHANGE-TRADED FUNDS
h
- 3.2% (continued)
SPDR S&P 500 ETF Trust 2,119 $ 1,453,613
iShares Russell 2000 ETF 5,551 1,451,087
Invesco QQQ Trust Series 1 2,383 1,447,172
Total Exchange-Traded Funds
(Cost $55,811,706) 75,308,168
CLOSED-END MUTUAL FUNDS
h
- 0.9%
Guggenheim Active Allocation Fund
c
950,000 15,143,000
Blackstone Strategic Credit Fund 186,741 2,113,908
BlackRock Credit Allocation Income Trust 184,289 1,955,307
Eaton Vance Limited Duration Income Fund 141,764 1,397,793
Total Closed-End Mutual Funds
(Cost $19,143,524) 20,610,008
MONEY MARKET FUNDS
h
- 3.2%
Dreyfus Treasury Securities Cash Management Fund —
Institutional Shares, 3.54%
i
73,240,911 73,240,911
Dreyfus Treasury Obligations Cash Management Fund —
Institutional Shares, 3.56%
i
2,898,553 2,898,553
Total Money Market Funds
(Cost $76,139,464) 76,139,464
Face
Amount
~
CORPORATE BONDS - 40.9%
Financial - 13.2%
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,j
EUR 19,600,000 23,157,400
Global Atlantic Fin Co.
7.25% due 03/01/56
d,f,g
12,750,000 12,150,808
3.13% due 06/15/31
g
1,750,000 1,577,172
Morgan Stanley Finance LLC
1.50% due 10/23/29
◊,a
13,500,000 11,823,300
Encore Capital Group, Inc.
8.50% due 05/15/30
f,g
6,100,000 6,525,743
9.25% due 04/01/29
f,g
2,300,000 2,407,280
6.63% due 04/15/31
f,g
1,700,000 1,726,180
Dyal Capital Partners III
4.40% due 06/15/40
a
10,000,000 9,763,487
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31
f,g
5,200,000 5,410,035
4.50% due 11/15/29
f,g
3,500,000 3,415,171
Sherwood Financing plc
7.60% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%)
due 12/15/29
◊
EUR 3,000,000 3,514,405
9.63% due 12/15/29
g
GBP 2,000,000 2,698,096
7.63% due 12/15/29
g
EUR 1,700,000 1,999,456
Accident Fund Insurance Co. of America
8.50% due 08/01/32
f,g
7,000,000 7,204,064

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
16 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Financial - 13.2% (continued)
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.00% due 08/15/28
f,g
7,500,000 $ 7,131,123
Hunt Companies, Inc.
5.25% due 04/15/29
f,g
7,325,000 6,986,672
Wilton RE Ltd.
6.00%
d,e,g
6,786,000 6,688,352
PennyMac Financial Services, Inc.
6.88% due 02/15/33
f,g
2,800,000 2,803,102
7.13% due 11/15/30
f,g
2,650,000 2,724,264
7.88% due 12/15/29
g
850,000 892,444
Corebridge Financial, Inc.
6.88% due 12/15/52
d,f
5,840,000 5,967,190
Maple Grove Funding Trust I
4.16% due 08/15/51
f,g
8,000,000 5,909,750
OneMain Finance Corp.
6.75% due 09/15/33
f
2,200,000 2,183,528
4.00% due 09/15/30
f
2,200,000 2,030,986
7.88% due 03/15/30 750,000 784,466
3.88% due 09/15/28 800,000 774,103
CrossCountry Intermediate HoldCo LLC
6.50% due 10/01/30
f,g
5,500,000 5,478,176
6.75% due 12/01/32
g
150,000 148,464
Kennedy-Wilson, Inc.
5.00% due 03/01/31
f
4,350,000 4,216,761
4.75% due 02/01/30
f
1,450,000 1,406,377
Allianz SE
6.55%
d,e,f,g
5,400,000 5,597,743
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
d
5,000,000 5,370,535
Sumitomo Life Insurance Co.
5.88% due 09/10/55
d,f,g
5,250,000 5,322,114
American National Group, Inc.
7.00% due 12/01/55
d
5,250,000 5,205,852
AmFam Holdings, Inc.
3.83% due 03/11/51
f,g
7,200,000 5,073,470
UWM Holdings LLC
6.25% due 03/15/31
f,g
5,200,000 5,024,097
Alliant Holdings Intermediate LLC / Alliant Holdings
Company-Issuer
7.38% due 10/01/32
g
3,550,000 3,510,156
4.25% due 10/15/27
f,g
725,000 715,981
7.00% due 01/15/31
g
425,000 432,714
6.75% due 04/15/28
g
350,000 354,028
Jones Deslauriers Insurance Management, Inc.
7.25% due 10/01/33
g
CAD 3,920,000 2,815,422
8.50% due 03/15/30
f,g
2,050,000 2,126,975

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 17
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Financial - 13.2% (continued)
Focus Financial Partners LLC
6.75% due 09/15/31
f,g
4,950,000 $ 4,923,956
Liberty Mutual Group, Inc.
4.30% due 02/01/61
g
7,300,000 4,906,047
MidCap Funding XLVI Trust
6.16% due 04/15/28
a
4,850,000 4,850,000
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28
f,g
4,800,000 4,812,994
Nationwide Financial Services, Inc.
6.75% due 05/15/37 4,630,000 4,678,592
LPL Holdings, Inc.
4.00% due 03/15/29
f,g
4,172,000 4,115,281
4.38% due 05/15/31
g
476,000 465,749
National Life Insurance Co.
10.50% due 09/15/39
g
3,400,000 4,579,147
Kane Bidco Ltd.
7.75% due 07/15/31
g
GBP 3,025,000 4,147,395
5.77% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%)
due 07/15/32
◊
EUR 300,000 353,933
Equitable Holdings, Inc.
6.70% due 03/28/55
d
4,050,000 4,222,206
Reinsurance Group of America, Inc.
6.38% due 09/15/56
d
2,250,000 2,252,200
3.15% due 06/15/30 1,000,000 954,747
6.65% due 09/15/55
d
800,000 828,181
Hampton Roads PPV LLC
6.62% due 06/15/53
a,g
4,390,000 3,734,908
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer,
Inc.
4.00% due 10/15/33
f,g
4,031,000 3,709,562
Host Hotels & Resorts, LP
3.50% due 09/15/30
f
3,610,000 3,458,089
United Wholesale Mortgage LLC
5.50% due 04/15/29
g
1,925,000 1,887,911
5.75% due 06/15/27
g
1,400,000 1,393,922
Belrose Funding Trust II
6.79% due 05/15/55
f,g
3,150,000 3,209,666
Americo Life, Inc.
3.45% due 04/15/31
f,g
3,511,000 3,168,274
Nassau Companies of New York
7.88% due 07/15/30
f,g
3,403,000 3,162,038
MetLife, Inc.
5.85% due 03/15/56
d
3,050,000 3,028,481
Toronto-Dominion Bank
8.13% due 10/31/82
d,f
2,850,000 2,981,872
GLP Capital LP / GLP Financing II, Inc.
3.25% due 01/15/32
f
3,250,000 2,964,199

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
18 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Financial - 13.2% (continued)
Ares Finance Co. IV LLC
3.65% due 02/01/52
f,g
4,100,000 $ 2,787,772
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49
g
2,700,000 2,620,347
Galaxy Bidco Ltd.
8.13% due 12/19/29
g
GBP 1,800,000 2,547,652
Enstar Group Ltd.
7.50% due 04/01/45
d,g
2,200,000 2,291,788
Walker & Dunlop, Inc.
6.63% due 04/01/33
f,g
2,300,000 2,273,350
Bank of Nova Scotia
8.63% due 10/27/82
d
2,150,000 2,272,591
Farmers Insurance Exchange
7.00% due 10/15/64
d,f,g
1,920,000 1,959,723
Iron Mountain, Inc.
4.75% due 01/15/34
g
EUR 1,600,000 1,875,163
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.50% due 06/15/31
g
1,800,000 1,873,476
Jackson Financial, Inc.
4.00% due 11/23/51
f
2,525,000 1,707,338
First American Financial Corp.
4.00% due 05/15/30 1,740,000 1,691,120
Nippon Life Insurance Co.
6.50% (5 Year CMT Rate + 3.19%) due 04/30/55
d,f,g
1,550,000 1,665,828
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50
g
1,730,000 1,328,468
Ardonagh Finco Ltd.
7.75% due 02/15/31
g
850,000 870,362
6.88% due 02/15/31 EUR 350,000 418,406
Weyerhaeuser Co.
6.88% due 12/15/33
f
1,100,000 1,236,128
Fortitude Group Holdings LLC
6.25% due 04/01/30
g
1,150,000 1,194,456
Osaic Holdings, Inc.
6.75% due 08/01/32
g
1,150,000 1,160,488
GLP Capital, LP / GLP Financing II, Inc.
5.30% due 01/15/29 1,050,000 1,071,834
Ryan Specialty LLC
4.38% due 02/01/30
g
1,100,000 1,070,002
Pershing Square Holdings Ltd.
3.25% due 10/01/31
g
1,100,000 1,009,878
Bank of New York Mellon Corp.
5.63%
d,e
1,000,000 999,804
Bank of America Corp.
6.30% (3 Month Term SOFR + 4.81%)
d,e
1,000,000 999,647
USI, Inc.
7.50% due 01/15/32
g
970,000 992,799

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 19
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Financial - 13.2% (continued)
PartnerRe Finance B LLC
4.50% due 10/01/50
d,f
950,000 $ 918,174
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
f,g
825,000 775,348
Prudential Financial, Inc.
5.13% due 03/01/52
d,f
700,000 687,891
Asurion LLC and Asurion Company-Issuer, Inc.
8.00% due 12/31/32
g
625,000 656,443
Rfna, LP
7.88% due 02/15/30
g
650,000 647,077
Fort Moore Family Communities LLC
6.09% due 01/15/51
g
663,970 613,826
Pacific Beacon LLC
5.63% due 07/15/51
g
637,013 576,405
Starwood Property Trust, Inc.
6.50% due 07/01/30
g
505,000 525,213
Alexandria Real Estate Equities, Inc.
5.63% due 05/15/54 500,000 483,706
Assurant, Inc.
7.00% due 03/27/48
d
400,000 411,975
Macquarie Bank Ltd.
3.62% due 06/03/30
g
375,000 363,492
Fort Eisenhower Housing LLC
6.32% due 05/15/51
g
200,000 188,472
Atlas Mara Ltd.
due 12/31/21
a,j,k
180,783 —
Total Financial 314,603,234
Consumer, Cyclical - 5.7%
Suburban Propane Partners, LP/ Suburban Energy Finance
Corp.
6.50% due 12/15/35
f,g
4,562,000 4,515,622
5.00% due 06/01/31
f,g
2,000,000 1,926,124
Deuce Finco plc
7.00% due 11/20/31
g
GBP 4,500,000 6,175,986
Intralot Capital Luxembourg S.A.
6.51% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%)
due 10/15/31
◊,g
EUR 3,550,000 4,110,961
6.75% due 10/15/31
g
EUR 1,750,000 2,035,912
Penn Entertainment, Inc.
4.13% due 07/01/29
f,g
6,115,000 5,771,165
Wabash National Corp.
4.50% due 10/15/28
f,g
6,000,000 5,527,014
Wolverine World Wide, Inc.
4.00% due 08/15/29
f,g
5,192,000 4,906,154
Crocs, Inc.
4.25% due 03/15/29
f,g
3,238,000 3,154,936
4.13% due 08/15/31
g
1,625,000 1,515,310

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
20 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Consumer, Cyclical - 5.7% (continued)
Essendi S.A.
5.63% due 05/15/32
g
EUR 2,550,000 $ 3,110,874
6.38% due 10/15/29
g
EUR 600,000 741,639
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%)
due 05/15/32
◊,g
EUR 600,000 712,988
Station Casinos LLC
4.63% due 12/01/31
f,g
4,200,000 4,052,413
Fertitta Entertainment LLC / Fertitta Entertainment Finance
Company, Inc.
4.63% due 01/15/29
f,g
4,100,000 3,986,719
TVL Finance plc
5.77% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%)
due 06/30/30
◊
EUR 3,500,000 3,830,839
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28
f,g
3,620,833 3,652,144
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29
g
3,353,000 3,482,945
Quicktop Holdco AB
6.54% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%)
due 03/21/30
◊,g
EUR 2,800,000 3,426,877
Boots Group Finco LP
5.38% due 08/31/32
g
EUR 2,200,000 2,706,015
7.38% due 08/31/32
g
GBP 500,000 702,493
Live Nation Entertainment, Inc.
6.50% due 05/15/27
f,g
3,350,000 3,365,879
NCL Corp. Ltd.
5.88% due 01/15/31
f,g
2,150,000 2,172,639
6.25% due 09/15/33
f,g
1,175,000 1,185,979
JB Poindexter & Co., Inc.
8.75% due 12/15/31
f,g
3,020,000 3,126,787
Lottomatica Group SpA
4.88% due 01/31/31
g
EUR 2,550,000 3,111,023
AZ Battery Property LLC
6.73% due 02/20/46
a
3,000,000 3,051,690
Air Canada
4.63% due 08/15/29
g
CAD 2,900,000 2,138,886
3.88% due 08/15/26
g
825,000 825,217
Lindblad Expeditions LLC
7.00% due 09/15/30
f,g
2,475,000 2,596,364
United Airlines, Inc.
4.63% due 04/15/29
f,g
2,575,000 2,573,056
Scientific Games Holdings, LP / Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
g
2,800,000 2,537,475
Air Canada Pass-Through Trust
5.25% due 04/01/29
f,g
2,277,429 2,333,347
New Flyer Holdings, Inc.
9.25% due 07/01/30
f,g
2,100,000 2,266,784

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 21
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Consumer, Cyclical - 5.7% (continued)
Gee Automotive Holdings LLC
7.25% due 03/01/31
f,g
2,025,000 $ 2,058,321
Versuni Group B.V.
3.13% due 06/15/28 EUR 1,750,000 2,036,269
Scotts Miracle-Gro Company
4.00% due 04/01/31 2,150,000 2,032,736
Park River Holdings, Inc.
8.00% due 03/15/31
f,g
1,950,000 1,962,505
Yum! Brands, Inc.
4.63% due 01/31/32
f
1,987,000 1,953,752
Superior Plus, LP / Superior General Partner, Inc.
4.50% due 03/15/29
g
2,000,000 1,943,221
Clarios Global, LP / Clarios US Finance Co.
6.75% due 09/15/32
g
1,500,000 1,557,037
4.75% due 06/15/31
g
EUR 300,000 361,682
Whirlpool Corp.
4.70% due 05/14/32 1,200,000 1,092,308
4.50% due 06/01/46 550,000 403,602
4.60% due 05/15/50 500,000 366,138
RB Global Holdings, Inc.
7.75% due 03/15/31
g
1,750,000 1,819,414
HP Communities LLC
6.82% due 09/15/53
a,g
896,739 832,277
6.16% due 09/15/53
g
1,000,000 791,215
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28
g
1,625,000 1,613,517
Asmodee Group AB
4.25% due 12/15/31
g
EUR 1,325,000 1,587,800
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28
g
850,000 839,264
4.00% due 10/15/30
g
725,000 696,222
Motel One GmbH/Muenchen
7.75% due 04/02/31
g
EUR 1,040,000 1,323,213
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32
g
1,350,000 1,257,845
QXO Building Products, Inc.
6.75% due 04/30/32
g
1,200,000 1,242,859
Boyne USA, Inc.
4.75% due 05/15/29
g
1,250,000 1,241,093
Somnigroup International, Inc.
3.88% due 10/15/31
g
700,000 657,091
4.00% due 04/15/29
g
500,000 485,917
Allison Transmission, Inc.
3.75% due 01/30/31
g
1,100,000 1,046,382
Beach Acquisition Bidco LLC
5.25% due 07/15/32
g
EUR 700,000 848,462

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
22 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Consumer, Cyclical - 5.7% (continued)
Scotts Miracle-Gro Co.
4.38% due 02/01/32 700,000 $ 665,234
Betclic Everest Group SAS
5.13% due 12/10/31
g
EUR 500,000 601,983
Velocity Vehicle Group LLC
8.00% due 06/01/29
g
370,000 350,847
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27
f
344,392 340,130
Superior Plus, LP
4.25% due 05/18/28
g
CAD 350,000 254,533
Discovery Global Holdings, Inc.
5.05% due 03/15/42 180,000 126,450
Royal Caribbean Cruises Ltd.
6.25% due 03/15/32
g
120,000 125,142
Aramark Services, Inc.
5.00% due 02/01/28
g
110,000 110,030
Exide Technologies
due 12/31/49
a,j,k
2,353,687 3
Total Consumer, Cyclical 135,954,750
Communications - 5.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33
f,g
6,069,000 5,420,331
7.38% due 02/01/36
f,g
4,900,000 4,973,701
McGraw-Hill Education, Inc.
8.00% due 08/01/29
g
6,300,000 6,254,347
5.75% due 08/01/28
f,g
3,525,000 3,519,446
Altice France S.A.
6.88% due 07/15/32
g
6,230,950 5,981,729
6.50% due 04/15/32
g
2,305,642 2,208,127
9.50% due 11/01/29
g
990,855 1,006,064
Bell Telephone Co. of Canada or Bell Canada
6.88% due 09/15/55
d
6,550,000 6,838,645
7.00% due 09/15/55
d
1,900,000 2,011,044
Vodafone Group plc
5.13% due 06/04/81
d
10,500,000 8,489,444
Rogers Communications, Inc.
7.13% due 04/15/55
d
6,000,000 6,354,425
4.55% due 03/15/52 1,754,000 1,432,234
4.50% due 03/15/42 421,000 368,010
TELUS Corp.
7.00% due 10/15/55
d
4,500,000 4,748,647
6.38% due 06/09/56
d
1,640,000 1,664,216
6.63% due 06/09/56
d
1,640,000 1,653,259
Cogent Communications Group LLC / Cogent Finance, Inc.
7.00% due 06/15/27
f,g
7,500,000 7,362,276
British Telecommunications plc
4.88% due 11/23/81
d,f,g
5,550,000 5,450,781

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 23
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Communications - 5.2% (continued)
4.25% due 11/23/81
d,g
950,000 $ 937,176
VZ Secured Financing B.V.
5.00% due 01/15/32
f,g
6,850,000 6,087,489
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29
f,g
5,725,000 5,617,313
AMC Networks, Inc.
10.50% due 07/15/32
g
4,092,000 4,191,804
10.25% due 01/15/29
g
1,100,000 1,179,753
4.25% due 02/15/29 81,000 71,433
Sunrise FinCo I B.V.
4.88% due 07/15/31
f,g
4,550,000 4,337,533
Vmed O2 UK Financing I plc
6.75% due 01/15/33
f,g
2,700,000 2,559,234
4.25% due 01/31/31
g
1,225,000 1,080,046
4.75% due 07/15/31
g
650,000 578,676
Paramount Global
4.95% due 05/19/50
f
6,390,000 4,038,215
Corning, Inc.
4.38% due 11/15/57
f
4,100,000 3,426,359
CSC Holdings LLC
11.25% due 05/15/28
g
2,750,000 2,178,744
4.63% due 12/01/30
g
1,913,000 708,030
Cerved Group SpA
7.35% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%)
due 02/15/29
◊,g
EUR 2,500,000 2,537,766
Sirius XM Radio LLC
3.88% due 09/01/31
f,g
2,300,000 2,109,515
Ciena Corp.
4.00% due 01/31/30
g
2,150,000 2,076,648
Cox Communications, Inc.
2.95% due 10/01/50
g
1,528,000 866,227
5.80% due 12/15/53
g
525,000 458,269
Virgin Media Secured Finance plc
4.50% due 08/15/30
g
1,200,000 1,093,869
Match Group Holdings II LLC
3.63% due 10/01/31
g
875,000 793,967
Ziggo B.V.
4.88% due 01/15/30
g
725,000 683,148
Zayo Group Holdings, Inc.
9.25% due 03/09/30
g,l
675,473 658,574
Time Warner Cable LLC
4.50% due 09/15/42 620,000 488,940
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90% due 06/01/52 681,000 448,120

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
24 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Communications - 5.2% (continued)
Ziggo Bond Company B.V.
5.13% due 02/28/30
g
500,000 $ 433,838
Total Communications 125,377,412
Consumer, Non-cyclical - 5.1%
BCP V Modular Services Finance II plc
6.13% due 11/30/28
g
GBP 4,250,000 5,518,203
4.75% due 11/30/28
g
EUR 1,550,000 1,773,652
Medline Borrower, LP
5.25% due 10/01/29
f,g
5,200,000 5,199,587
3.88% due 04/01/29
g
2,000,000 1,967,023
CPI CG, Inc.
10.00% due 07/15/29
f,g
5,739,000 6,063,060
Perrigo Finance Unlimited Co.
6.13% due 09/30/32
f
5,000,000 4,892,379
5.38% due 09/30/32 EUR 900,000 1,065,959
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88% due 06/15/54
f,g
6,000,000 5,853,550
HCA, Inc.
5.95% due 09/15/54
f
3,750,000 3,732,395
6.10% due 04/01/64
f
2,050,000 2,052,303
1261229 BC Ltd.
10.00% due 04/15/32
g
4,936,000 5,104,479
Acadia Healthcare Company, Inc.
5.00% due 04/15/29
f,g
2,400,000 2,350,686
7.38% due 03/15/33
f,g
2,250,000 2,322,783
Reynolds American, Inc.
5.70% due 08/15/35
f
4,150,000 4,379,144
Altria Group, Inc.
3.70% due 02/04/51
f
6,000,000 4,292,656
Post Holdings, Inc.
4.50% due 09/15/31
f,g
3,925,000 3,755,122
6.50% due 03/15/36
g
400,000 406,914
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.38% due 05/21/30
g
EUR 1,800,000 2,209,948
7.00% due 05/21/30
f,g
1,550,000 1,623,242
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux
Co. SARL
4.38% due 02/02/52
f
4,800,000 3,794,887
Upbound Group, Inc.
6.38% due 02/15/29
f,g
3,625,000 3,588,522
Sotheby's
7.38% due 10/15/27
f,g
3,399,000 3,378,286
Cidron Atrium SE
5.65% (3 Month EURIBOR + 3.63%, Rate Floor: 0.00%)
due 02/15/33
◊,g
EUR 1,425,000 1,684,968
5.63% due 02/15/33
g
EUR 1,425,000 1,680,060

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 25
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Consumer, Non-cyclical - 5.1% (continued)
DaVita, Inc.
4.63% due 06/01/30
g
1,900,000 $ 1,859,960
3.75% due 02/15/31
g
1,200,000 1,121,391
Nexture SpA
5.15% (3 Month EURIBOR + 3.13%, Rate Floor: 0.00%)
due 07/30/32
◊,g
EUR 2,220,000 2,626,603
Neogen Food Safety Corp.
8.63% due 07/20/30
f,g
2,450,000 2,618,352
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29
f,g
2,700,000 2,597,749
Herc Holdings, Inc.
6.00% due 03/15/34
g
1,100,000 1,105,866
7.00% due 06/15/30
g
820,000 859,292
7.25% due 06/15/33
g
580,000 613,099
U.S. Foods, Inc.
4.63% due 06/01/30
f,g
2,500,000 2,475,152
Sammontana Italia SpA
5.77% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%)
due 10/15/31
◊,g
EUR 2,025,000 2,389,462
Bausch Health Companies, Inc.
4.88% due 06/01/28
g
2,561,000 2,383,343
Verisure Holding AB
5.50% due 05/15/30
g
EUR 1,950,000 2,375,699
Surgery Center Holdings, Inc.
7.25% due 04/15/32
g
2,346,000 2,343,154
Option Care Health, Inc.
4.38% due 10/31/29
f,g
2,275,000 2,221,208
ADT Security Corp.
4.13% due 08/01/29
g
1,050,000 1,024,412
4.88% due 07/15/32
g
1,000,000 970,078
CVS Health Corp.
7.00% due 03/10/55
d
1,850,000 1,945,884
Williams Scotsman, Inc.
7.38% due 10/01/31
f,g
1,788,000 1,871,950
Grifols S.A.
4.75% due 10/15/28
f,g
1,350,000 1,332,942
3.88% due 10/15/28 EUR 300,000 352,059
APi Group DE, Inc.
4.75% due 10/15/29
g
1,225,000 1,206,581
4.13% due 07/15/29
g
400,000 387,497
HealthEquity, Inc.
4.50% due 10/01/29
g
1,550,000 1,509,727
Carriage Services, Inc.
4.25% due 05/15/29
g
1,554,000 1,496,320
Royalty Pharma plc
3.55% due 09/02/50
f
2,100,000 1,488,039

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
26 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Consumer, Non-cyclical - 5.1% (continued)
Central Garden & Pet Co.
4.13% due 10/15/30 625,000 $ 603,142
4.13% due 04/30/31
g
400,000 381,822
Avantor Funding, Inc.
3.88% due 11/01/29
g
925,000 883,051
Valvoline, Inc.
3.63% due 06/15/31
g
760,000 705,836
Prestige Brands, Inc.
3.75% due 04/01/31
g
300,000 280,540
Darling Ingredients, Inc.
6.00% due 06/15/30
g
250,000 253,190
Total Consumer, Non-cyclical 122,973,208
Energy - 3.3%
ITT Holdings LLC
6.50% due 08/01/29
f,g
8,050,000 7,820,589
Occidental Petroleum Corp.
6.20% due 03/15/40 2,100,000 2,188,771
7.00% due 11/15/27 2,000,000 2,082,184
4.30% due 08/15/39 2,100,000 1,846,068
4.63% due 06/15/45 750,000 617,366
BP Capital Markets plc
4.88%
d,e,f
5,650,000 5,631,254
6.13%
d,e,f
1,025,000 1,059,486
Venture Global LNG, Inc.
9.88% due 02/01/32
f,g
6,000,000 6,356,634
CVR Energy, Inc.
7.88% due 02/15/34
f,g
5,110,000 5,007,846
5.75% due 02/15/28
g
960,000 958,275
Marathon Petroleum Corp.
5.00% due 09/15/54 6,625,000 5,737,508
Energy Transfer, LP
7.38% due 02/01/31
f,g
3,800,000 3,944,464
5.95% due 05/15/54
f
1,830,000 1,766,709
Global Partners LP / GLP Finance Corp.
6.88% due 01/15/29
f
2,980,000 3,009,305
7.13% due 07/01/33
f,g
2,600,000 2,690,121
Sunoco, LP
4.63% due 05/01/30
f,g
2,700,000 2,641,813
4.50% due 10/01/29
g
1,300,000 1,277,255
MPLX, LP
4.90% due 04/15/58
f
4,400,000 3,635,262
Buckeye Partners, LP
5.85% due 11/15/43
f
3,750,000 3,533,194
ONEOK, Inc.
6.50% due 09/01/30
f,g
2,600,000 2,806,542
Hess Corp.
5.60% due 02/15/41
f
1,550,000 1,630,580

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 27
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Energy - 3.3% (continued)
6.00% due 01/15/40 1,000,000 $ 1,095,883
NuStar Logistics, LP
6.38% due 10/01/30 1,780,000 1,874,059
5.63% due 04/28/27 200,000 201,915
6.00% due 06/01/26 125,000 125,020
Venture Global Plaquemines LNG LLC
6.50% due 06/15/34
f,g
2,000,000 2,099,922
TransMontaigne Partners LLC
8.50% due 06/15/30
g
1,850,000 1,933,220
Expand Energy Corp.
5.38% due 02/01/29
f
1,400,000 1,398,264
Targa Resources Corp.
6.05% due 05/15/56 1,200,000 1,197,452
Phillips 66 Co.
6.20% due 03/15/56
d
431,000 436,854
5.88% due 03/15/56
d
431,000 433,345
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31
g
775,000 726,888
FLNG Liquefaction 2 LLC
4.13% due 03/31/38
f,g
208,808 201,712
Total Energy 77,965,760
Industrial - 3.2%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28
g
7,717,000 7,774,878
5.25% due 07/15/28
g
1,309,000 1,309,192
Standard Industries, Inc.
4.38% due 07/15/30
f,g
7,050,000 6,801,416
3.38% due 01/15/31
g
1,100,000 1,015,549
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32
f,g
5,600,000 5,704,537
Homestead Spe Issuer LLC
7.21% due 04/01/55
a
4,500,000 4,713,875
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29
f,g
4,500,000 4,487,373
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33
f,g
4,250,000 4,449,848
Builders FirstSource, Inc.
6.38% due 06/15/32
f,g
2,500,000 2,568,726
4.25% due 02/01/32
g
1,675,000 1,597,480
Biffa Group Holdings Ltd.
7.38% due 06/15/31
g
GBP 1,550,000 2,135,479
5.25% due 06/15/31
g
EUR 1,550,000 1,850,594
Calderys Financing LLC
11.25% due 06/01/28
f,g
3,737,000 3,881,491
Enviri Corp.
5.75% due 07/31/27
f,g
3,824,000 3,827,212

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
28 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Industrial - 3.2% (continued)
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/30
g
1,875,000 $ 1,919,531
9.25% due 04/15/30
g
1,000,000 985,314
Quikrete Holdings, Inc.
6.75% due 03/01/33
f,g
2,425,000 2,520,681
Clearwater Paper Corp.
4.75% due 08/15/28
f,g
2,547,000 2,278,724
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc
4.00% due 09/01/29
f,g
2,300,000 2,195,203
Howmet Aerospace, Inc.
3.00% due 01/15/29 1,175,000 1,146,745
5.95% due 02/01/37
f
875,000 956,625
TK Elevator US Newco, Inc.
5.25% due 07/15/27
g
1,550,000 1,549,371
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29
g
2,600,000 1,534,000
Waste Pro USA, Inc.
7.00% due 02/01/33
g
1,425,000 1,483,063
Amsted Industries, Inc.
4.63% due 05/15/30
g
950,000 939,976
6.38% due 03/15/33
g
500,000 519,620
Cellnex Finance Company S.A.
3.88% due 07/07/41
g
1,750,000 1,455,517
GrafTech Finance, Inc.
4.63% due 12/23/29
g
2,860,000 1,387,100
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.38% due 12/15/30 EUR 450,000 551,598
6.63% due 12/15/30
g
120,000 124,199
GATX Corp.
4.00% due 06/30/30
f
560,000 556,334
TopBuild Corp.
4.13% due 02/15/32
g
400,000 380,161
Arcosa, Inc.
4.38% due 04/15/29
g
350,000 344,731
TK Elevator Midco GmbH
4.38% due 07/15/27 EUR 100,000 118,256
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30
g
125,000 117,138
Total Industrial 75,181,537
Technology - 1.9%
AP Grange Holdings LLC
6.50% due 03/20/45
a
11,843,680 12,421,180
5.00% due 03/20/45
a
1,200,000 1,248,000
TeamSystem SpA
5.52% (3 Month EURIBOR + 3.50%, Rate Floor: 0.00%)
due 07/31/31
◊,g
EUR 3,500,000 3,902,599

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 29
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Technology - 1.9% (continued)
3.50% due 02/15/28 EUR 1,700,000 $ 1,965,201
Cloud Software Group, Inc.
6.50% due 03/31/29
f,g
5,630,000 5,521,212
Foundry JV Holdco LLC
6.20% due 01/25/37
f,g
4,750,000 5,086,734
Capstone Borrower, Inc.
8.00% due 06/15/30
f,g
5,575,000 4,847,703
Oracle Corp.
3.95% due 03/25/51 2,100,000 1,390,106
5.20% due 09/26/35
f
1,200,000 1,159,623
5.88% due 09/26/45 750,000 679,549
5.95% due 09/26/55
f
750,000 659,995
4.80% due 09/26/32 375,000 366,422
Dye & Durham Ltd.
8.63% due 04/15/29
g
2,500,000 2,083,533
Twilio, Inc.
3.88% due 03/15/31
f
2,000,000 1,884,991
Gartner, Inc.
4.50% due 07/01/28
f,g
1,700,000 1,675,968
Xerox Corp.
10.25% due 10/15/30
f,g
1,645,000 1,184,400
Total Technology 46,077,216
Utilities - 1.5%
Sierra Pacific Power Co.
6.20% due 12/15/55
d
5,425,000 5,394,589
Spire, Inc.
6.45% (5 Year CMT Rate + 2.33%) due 06/01/56
d,f
5,250,000 5,362,581
PacifiCorp
7.38% due 09/15/55
d
4,955,000 5,018,285
American Electric Power Co., Inc.
5.80% due 03/15/56
d
2,100,000 2,110,212
6.05% due 03/15/56
d
2,100,000 2,107,381
ContourGlobal Power Holdings SA
5.00% due 02/28/30
g
EUR 2,800,000 3,393,003
Dominion Energy, Inc.
6.20% due 02/15/56
d,f
2,250,000 2,290,628
Alexander Funding Trust II
7.47% due 07/31/28
f,g
1,950,000 2,076,785
Clearway Energy Operating LLC
3.75% due 02/15/31
f,g
1,663,000 1,575,433
3.75% due 01/15/32
g
525,000 488,268
Eversource Energy
6.35% due 08/15/56
d
2,000,000 2,012,748
CMS Energy Corp.
6.50% due 06/01/55
d
1,570,000 1,640,780
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55
d
1,576,000 1,636,969

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
30 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Utilities - 1.5% (continued)
Terraform Global Operating, LP
6.13% due 03/01/26
g
1,449,000 $ 1,449,000
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30 EUR 150,000 181,768
Total Utilities 36,738,430
Basic Materials - 1.4%
Compass Minerals International, Inc.
8.00% due 07/01/30
f,g
4,595,000 4,847,955
6.75% due 12/01/27
g
766,000 766,743
SK Invictus Intermediate II SARL
5.00% due 10/30/29
f,g
5,250,000 5,166,369
Kaiser Aluminum Corp.
4.50% due 06/01/31
f,g
4,860,000 4,696,831
Novelis Corp.
3.88% due 08/15/31
f,g
3,600,000 3,290,035
WR Grace Holdings LLC
7.00% due 08/01/33
f,g
1,950,000 1,985,392
6.63% due 08/15/32
g
550,000 556,395
7.38% due 03/01/31
g
500,000 513,288
Alumina Pty Ltd.
6.38% due 09/15/32
f,g
2,850,000 2,958,981
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28
g
EUR 1,800,000 2,229,769
Corp. Nacional del Cobre de Chile
6.78% due 01/13/55
g
1,700,000 1,875,066
Arsenal AIC Parent LLC
8.00% due 10/01/30
g
1,550,000 1,637,235
Minerals Technologies, Inc.
5.00% due 07/01/28
g
1,350,000 1,344,938
HB Fuller Co.
4.25% due 10/15/28 1,150,000 1,130,538
Perimeter Holdings LLC
6.25% due 01/15/34
g
650,000 652,964
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28
g
353,000 352,708
Mirabela Nickel Ltd.
due 06/24/19
a,j,k
2,667,995 6,670
Total Basic Materials 34,011,877
Transportation - 0.4%
Terminal Investment Limited Holding
6.23% due 10/01/40
a
5,000,000 5,181,276
Aitx Finco LLC
6.00% due 10/23/35
a
4,500,000 4,551,072
Total Transportation 9,732,348

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 31
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.9% (continued)
Infrastructure - 0.0%
QTS Good News Facility
6.67% due 10/09/28
a
905,697 $ 905,697
Total Corporate Bonds
(Cost $995,277,358) 979,521,469
SENIOR FLOATING RATE INTERESTS - 37.8%
Consumer, Non-cyclical - 8.6%
Shilton Bidco Ltd.
5.77% (3 Month EURIBOR + 3.75%) due 01/14/30
◊
EUR 7,100,000 8,394,606
Nidda Healthcare Holding GmbH
5.52% (3 Month EURIBOR + 3.50%) due 12/09/32
◊
EUR 5,900,000 6,986,534
Women's Care Holdings, Inc.
8.27% (3 Month Term SOFR + 4.50%, Rate Floor:
1.75%) due 01/15/28
◊
6,517,875 6,094,213
Compleat Food Group Holdings Ltd.
9.35% (3 Month SONIA + 5.50%) due 01/25/28
◊
GBP 4,400,000 5,889,017
Phoenix Newco, Inc.
6.42% (1 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 12/12/31
◊
5,950,000 5,875,625
Bowtie Germany Bidco GmbH
5.74% (3 Month EURIBOR + 4.00%) due 08/01/31
◊
EUR 5,000,000 5,853,328
Inspired Finco Holdings Ltd.
4.93% (1 Month EURIBOR + 3.00%) due 02/28/31
◊
EUR 3,654,025 4,310,754
due 02/28/31
◊,m
1,500,000 1,494,375
Blue Ribbon LLC
9.92% (3 Month Term SOFR + 6.00%, Rate Floor:
0.75%) due 05/08/28
◊
5,442,725 3,537,771
7.64% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) (in-kind rate was 4.00%) due 05/08/28
◊,l
2,159,027 2,115,846
VDK Groep BV
5.18% (1 Month EURIBOR + 3.25%) due 02/23/32
◊
EUR 3,750,000 4,454,373
due 02/23/32
◊,a,m
EUR 1,000,000 1,190,852
Artisan Newco BV
5.53% (3 Month EURIBOR + 3.50%) due 03/01/32
◊
EUR 4,682,773 5,515,434
Almaviva Development Sasu
6.27% (3 Month EURIBOR + 4.25%) due 04/08/31
◊
EUR 4,750,000 5,387,640
Cube Healthcare Europe Bidco SAS
5.48% (1 Month EURIBOR + 3.50%) due 10/24/29
◊
EUR 4,400,000 5,224,593
Florida Food Products LLC
8.76% (3 Month Term SOFR + 5.00%, Rate Floor:
1.00%) due 10/18/30
◊
4,644,256 3,367,086
9.15% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/18/30
◊
924,518 909,107
9.15% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/15/30
◊
880,590 865,910
Normec 1 BV
4.93% (1 Month EURIBOR + 3.00%) due 04/16/31
◊
EUR 4,125,000 4,876,758

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
32 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Consumer, Non-cyclical - 8.6% (continued)
Auxey Midco Ltd.
9.76% (1 Month Term SOFR + 6.00%) due 06/29/27
◊
5,251,130 $ 4,857,295
Rainbow UK Bidco Ltd.
8.48% (6 Month SONIA + 4.75%) due 02/26/29
◊
GBP 3,000,000 4,046,242
8.16% (6 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 02/24/29
◊,a
700,000 689,500
Boluda Towage SL
5.43% (1 Month EURIBOR + 3.50%) due 01/31/30
◊
EUR 3,950,000 4,693,153
Grant Thornton Advisors Holding LLC
6.42% (1 Month Term SOFR + 2.75%) due 06/02/31
◊
5,042,375 4,667,777
Ai Monet (Luxembourg) Parentco SARL
5.04% (3 Month EURIBOR + 3.00%) due 03/06/31
◊
EUR 3,875,000 4,591,407
Hanger, Inc.
7.17% (1 Month Term SOFR + 3.50%) due 10/23/31
◊
4,132,649 4,141,245
5.66% (1 Month Term SOFR + 3.50%) due 10/23/31
◊
315,119 315,774
Celeste Bidco BV
5.53% (3 Month EURIBOR + 3.50%) due 07/20/29
◊
EUR 3,750,000 4,446,708
Citrin Cooperman Advisors LLC
6.67% (3 Month Term SOFR + 3.00%) due 04/01/32
◊
4,431,605 4,232,183
Curriculum Associates LLC
8.17% (1 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 05/07/32
◊,a
4,200,000 4,181,012
Galileo Global Education
4.76% (3 Month EURIBOR + 2.75%) due 07/31/31
◊
EUR 3,550,000 4,012,417
ASP Dream Acquisition Company LLC
8.02% (1 Month Term SOFR + 4.25%, Rate Floor:
0.75%) due 12/15/28
◊
4,179,682 3,824,409
Asterix Acquico GmbH
5.78% (3 Month EURIBOR + 3.75%) due 03/30/32
◊
EUR 3,100,000 3,687,849
Hopper Merger Sub
due 01/14/33
◊,m
EUR 3,000,000 3,528,124
Lernen US Finco LLC
7.32% (3 Month Term SOFR + 3.50%) due 10/27/31
◊
2,769,140 2,763,380
Eagle Parent Corp.
7.92% (3 Month Term SOFR + 4.25%, Rate Floor:
0.50%) due 04/02/29
◊
2,743,637 2,740,784
Merative, LP
8.17% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 09/30/32
◊,a
2,728,205 2,728,205
Eagle Bidco Ltd.
5.43% (1 Month EURIBOR + 3.50%) due 02/27/32
◊
EUR 2,000,000 2,366,639
due 02/27/32
◊,m
EUR 250,000 296,669
Anticimex Global AB
6.56% (3 Month Term SOFR + 2.90%) due 11/17/31
◊
2,645,007 2,646,673
Mavis Tire Express Services Topco Corp.
6.67% (1 Month Term SOFR + 3.00%) due 05/04/28
◊
2,651,825 2,644,665
IVI America LLC
6.92% (3 Month Term SOFR + 3.25%) due 04/09/31
◊
2,448,364 2,461,830

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 33
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Consumer, Non-cyclical - 8.6% (continued)
Composecure Holdings LLC
5.91% (1 Month Term SOFR + 2.25%) due 01/07/33
◊
2,400,000 $ 2,385,000
US Fertility Enterprises LLC
7.17% (3 Month Term SOFR + 3.50%) due 12/30/32
◊
2,344,737 2,347,082
Acquisition Midco Ltd.
6.04% (3 Month EURIBOR + 4.00%) due 12/12/28
◊
EUR 2,000,000 2,345,278
Chef's Warehouse Parent LLC
6.17% (1 Month Term SOFR + 2.50%, Rate Floor:
0.50%) due 08/23/29
◊
2,257,292 2,264,808
Stars UK Bidco Ltd.
5.37% (6 Month EURIBOR + 3.25%) due 08/10/29
◊
EUR 1,900,000 2,258,880
Balrog Acquisition, Inc.
8.29% (1 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 09/05/28
◊
2,973,750 1,888,331
7.79% (1 Month Term SOFR + 4.00%, Rate Floor:
1.50%) due 09/05/28
◊
518,584 343,993
Outcomes Group Holdings, Inc.
6.67% (3 Month Term SOFR + 3.00%) due 05/06/31
◊
2,117,898 2,110,612
Cordobes Holdco SL
5.74% (1 Month EURIBOR + 3.75%) due 02/02/29
◊
EUR 1,816,364 2,092,383
Sapiencia Bidco Slu
due 01/23/33
◊,m
EUR 1,750,000 2,063,903
Aenova Holding GmbH
5.01% (3 Month EURIBOR + 3.00%) due 08/22/31
◊
EUR 1,725,000 2,049,134
Imagefirst Holdings LLC
6.73% (3 Month Term SOFR + 3.00%) due 03/07/32
◊,a
2,019,925 2,009,825
Ingenovis Health, Inc.
8.18% (3 Month Term SOFR + 4.25%, Rate Floor:
0.75%) due 03/06/28
◊
6,557,014 1,797,737
Freya Bidco Ltd.
5.16% (3 Month EURIBOR + 3.00%) due 07/27/32
◊
EUR 1,500,000 1,772,622
Transnetwork LLC
8.42% (3 Month Term SOFR + 4.75%, Rate Floor:
0.50%) due 12/30/30
◊,a
1,876,071 1,688,464
Skio Bidco BV
5.15% (6 Month EURIBOR + 3.00%) due 06/15/32
◊
EUR 1,400,000 1,659,410
Thevelia US LLC
6.67% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 06/18/29
◊
1,570,614 1,545,092
Upbound Group, Inc.
6.42% (3 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 08/12/32
◊
1,546,125 1,542,260
Secretariat Advisors LLC
7.67% (3 Month Term SOFR + 4.00%) due 02/28/32
◊
1,550,114 1,517,825
Holding Socotec
5.28% (3 Month EURIBOR + 3.00%) due 06/02/31
◊
EUR 1,050,000 1,243,676
HomeVi SAS
6.78% (3 Month EURIBOR + 4.75%) due 10/31/29
◊
EUR 1,000,000 1,175,994

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
34 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Consumer, Non-cyclical - 8.6% (continued)
Spring Education Group, Inc.
6.92% (3 Month Term SOFR + 3.25%) due 10/04/30
◊
1,176,000 $ 1,173,895
Snacking Investments US LLC
6.67% (3 Month Term SOFR + 3.00%) due 10/09/32
◊
1,150,000 1,148,563
Signature Foods BV
5.18% (1 Month EURIBOR + 3.25%) due 03/08/28
◊
EUR 1,000,000 1,138,257
Financiere Mendel Sasu
6.39% (3 Month Term SOFR + 2.75%) due 11/08/30
◊
1,106,882 1,108,266
Midwest Physician Administrative Services
6.93% (3 Month Term SOFR + 3.00%, Rate Floor:
1.75%) due 03/12/28
◊
1,172,663 1,005,558
ScribeAmerica LLC
10.25% (1 Month PRIME + 3.50%, Rate Floor: 1.00%)
due 04/03/26
◊,a
2,491,453 996,581
Mamba Purchaser, Inc.
6.43% (1 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 10/14/31
◊
995,000 993,358
Congruex Group LLC
5.27% (1 Month Term SOFR + 1.50%, Rate Floor:
0.75%) (in-kind rate was 5.00%) due 05/03/29
◊,l
1,275,488 882,637
Conair Holdings LLC
7.54% (1 Month Term SOFR + 3.75%, Rate Floor:
0.50%) due 05/17/28
◊
1,321,407 713,560
Amspec Parent LLC
7.17% (3 Month Term SOFR + 3.50%) due 12/22/31
◊
597,120 597,496
US Radiology Specialists
6.70% (3 Month Term SOFR + 3.00%) due 12/13/32
◊
400,000 400,500
Confluent Medical Technologies, Inc.
6.67% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 02/16/29
◊
395,015 394,028
Aggreko Holdings, Inc.
6.66% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 05/01/31
◊
350,000 349,783
Weight Watchers International Holdings Ltd.
10.49% (3 Month Term SOFR + 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
273,050 232,093
1261229 BC Ltd.
9.92% (1 Month Term SOFR + 6.25%) due 10/08/30
◊
149,250 145,187
Moran Foods LLC
11.02% (3 Month Term SOFR + 7.25%, Rate Floor:
1.00%) due 06/30/26
◊,a
1,109,051 131,791
2.00% (3 Month Term SOFR + 2.00%) (in-kind rate was
9.02%) due 06/30/26
◊,a,l
815,839 3,303
Total Consumer, Non-cyclical 206,424,927
Consumer, Cyclical - 8.6%
Pacific Bells LLC
7.17% (3 Month Term SOFR + 3.50%, Rate Floor:
0.50%) due 11/13/28
◊
7,728,962 7,738,623

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 35
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Consumer, Cyclical - 8.6% (continued)
MB2 Dental Solutions LLC
9.17% (1 Month Term SOFR + 5.50%, Rate Floor:
0.75%) due 02/13/31
◊,a
7,619,648 $ 7,591,692
FR Refuel LLC
8.54% (1 Month Term SOFR + 4.75%, Rate Floor:
1.75%) due 11/08/28
◊
7,656,643 7,560,935
LaserAway Intermediate Holdings II LLC
9.85% (3 Month Term SOFR + 5.75%, Rate Floor:
0.75%) due 10/14/27
◊
7,403,095 7,338,318
Recess Holdings, Inc.
7.42% (3 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 02/20/30
◊
7,108,824 7,120,696
PetSmart LLC
7.68% (1 Month Term SOFR + 4.00%) due 08/09/32
◊
6,991,000 6,944,370
NFM & J LLC
9.52% (3 Month Term SOFR + 5.75%, Rate Floor:
1.00%) due 11/30/27
◊,a
6,399,856 6,318,647
Scientific Games Corp.
6.65% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 04/04/29
◊
6,368,571 6,235,913
QSRP Finco SARL
5.91% (6 Month EURIBOR + 3.75%) due 06/19/31
◊
EUR 5,450,000 6,197,706
Casper Bidco Sasu
5.37% (3 Month EURIBOR + 3.25%) due 03/21/31
◊
EUR 4,150,000 4,891,653
5.37% (3 Month EURIBOR + 3.25%) due 03/21/31
◊
EUR 1,000,000 1,178,712
AI Aqua Merger Sub, Inc.
6.42% (3 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 07/31/28
◊
6,103,289 6,070,026
FCG Acquisitions, Inc.
6.92% (1 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 03/31/28
◊
4,988,368 4,986,273
due 02/25/33
◊,m
950,000 947,625
Applegreen Ltd.
6.53% (3 Month EURIBOR + 4.50%) due 01/23/32
◊
EUR 4,800,000 5,712,316
White Cap Supply Holdings LLC
due 02/05/33
◊,m
3,490,000 3,448,574
6.92% (1 Month Term SOFR + 3.25%) due 10/19/29
◊
2,141,633 2,114,413
Betclic Everest Group SAS
4.98% (1 Month EURIBOR + 3.00%) due 12/10/31
◊
EUR 3,150,000 3,699,060
due 12/08/31
◊,m
EUR 1,000,000 1,174,612
due 12/08/31
◊,m
500,000 500,210
Evergreen Acqco 1, LP
6.70% (3 Month Term SOFR + 3.00%) due 09/13/32
◊
5,353,333 5,351,674
Dealer Tire Financial LLC
6.67% (1 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 07/02/31
◊
5,286,669 5,273,452
Sandy Bidco BV
5.96% (6 Month EURIBOR + 3.85%) due 08/17/29
◊
EUR 4,550,000 5,212,024

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
36 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Consumer, Cyclical - 8.6% (continued)
Allwyn Entertainment Financing UK Plc
4.93% (1 Month EURIBOR + 3.00%) due 03/29/32
◊
EUR 4,350,000 $ 5,136,544
Hunter Douglas, Inc.
6.67% (3 Month Term SOFR + 3.00%) due 01/17/32
◊
3,613,500 3,609,742
5.02% (3 Month EURIBOR + 3.00%) due 01/17/32
◊
EUR 1,250,000 1,477,983
Gibson Brands, Inc.
8.93% (3 Month Term SOFR + 5.00%, Rate Floor:
0.75%) due 08/11/28
◊
4,728,000 4,316,286
Accuride Corp.
8.13% (3 Month Term SOFR + 3.00%) (in-kind rate was
3.00%) due 03/07/30
◊,a,c,l
2,304,134 4,272,113
Shaw Development LLC
9.67% (3 Month Term SOFR + 6.00%) due 10/30/29
◊,a
4,389,894 4,148,488
International Entertainment Jjco 3 Ltd.
8.23% (3 Month SONIA + 4.50%) due 04/19/32
◊
GBP 3,000,000 4,032,095
Vista Management Holding, Inc.
7.41% (3 Month Term SOFR + 3.75%) due 04/01/31
◊
3,836,500 3,838,917
Tackle SARL
5.18% (1 Month EURIBOR + 3.25%) due 05/22/28
◊
EUR 3,187,842 3,766,472
TRQ Sales LLC
6.94% (3 Month Term SOFR + 3.25%) due 08/13/32
◊
3,825,000 3,758,063
Motel One GmbH
5.64% (3 Month EURIBOR + 3.63%) due 06/04/32
◊
EUR 3,000,000 3,562,612
Sweetwater Borrower LLC
7.66% (1 Month Term SOFR + 4.00%) due 02/03/33
◊
3,553,083 3,557,524
Alterra Mountain Co.
6.17% (1 Month Term SOFR + 2.50%) due 05/31/30
◊
2,986,423 2,986,423
6.17% (1 Month Term SOFR + 2.50%) due 08/17/28
◊
460,830 460,447
SGH2 LLC
8.17% (3 Month Term SOFR + 4.50%) due 07/19/32
◊
3,391,500 3,391,500
Breitling Financing SARL
6.02% (6 Month EURIBOR + 3.90%) due 10/25/28
◊
EUR 3,000,000 2,952,285
Elvis UK Holdco Ltd.
5.63% (3 Month EURIBOR + 3.60%) due 10/23/31
◊
EUR 2,450,000 2,909,148
Sun III Ltd.
7.12% (3 Month EURIBOR + 5.00%) due 12/01/32
◊
EUR 2,400,000 2,782,433
Eden SAS
5.27% (3 Month EURIBOR + 3.25%) due 06/22/29
◊
EUR 2,100,000 2,494,077
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 02/05/33
◊
2,500,000 2,492,200
Quimper AB
4.99% (3 Month EURIBOR + 3.00%) due 03/29/30
◊
EUR 2,100,000 2,475,890
Caesars Entertainment, Inc.
5.92% (1 Month Term SOFR + 2.25%, Rate Floor:
0.50%) due 02/06/31
◊
1,965,000 1,944,368
5.92% (1 Month Term SOFR + 2.25%, Rate Floor:
0.50%) due 02/06/30
◊
446,875 443,246

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 37
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Consumer, Cyclical - 8.6% (continued)
Park River Holdings, Inc.
8.16% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 09/24/32
◊
2,167,000 $ 2,154,431
Clarios Global, LP
6.42% (1 Month Term SOFR + 2.75%) due 01/28/32
◊
1,396,500 1,391,850
4.93% (1 Month EURIBOR + 3.00%) due 07/16/31
◊
EUR 600,000 710,495
Boots Group Bidco Ltd.
8.23% (1 Month SONIA + 4.50%) due 08/30/32
◊
GBP 1,500,000 2,031,569
Entain Holdings (Gibraltar) Ltd.
5.52% (3 Month EURIBOR + 3.50%) due 06/30/28
◊
EUR 1,663,043 1,976,027
OptiGroup
7.18% (1 Month EURIBOR + 5.25%) due 03/16/29
◊
EUR 1,600,000 1,772,250
SHO Holding I Corp.
10.29% (1 Month Term SOFR + 6.50%, Rate Floor:
1.00%) due 06/30/29
◊,a
1,130,226 1,121,707
5.79% (1 Month Term SOFR + 2.00%, Rate Floor:
1.00%) (in-kind rate was 5.00%) due 06/30/29
◊,a,l
432,787 380,853
Grant Thornton Advisors Holding LLC
5.18% (1 Month EURIBOR + 3.25%) due 09/11/32
◊
EUR 1,275,000 1,400,210
US LBM
7.53% (1 Month Term SOFR + 3.75%, Rate Floor:
0.75%) due 06/06/31
◊
1,620,325 1,333,527
Arcis Golf LLC
6.42% (1 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 11/24/28
◊
1,290,886 1,294,513
Beach Acquisition Bidco LLC
5.52% (3 Month EURIBOR + 3.50%) due 09/12/32
◊
EUR 1,000,000 1,188,388
Parts Europe SA
5.03% (3 Month EURIBOR + 3.00%) due 02/03/31
◊
EUR 1,000,000 1,187,242
Fertitta Entertainment LLC
6.92% (1 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 01/27/29
◊
1,155,726 1,148,167
PT Intermediate Holdings III LLC
6.92% (3 Month Term SOFR + 3.25%) (in-kind rate was
1.75%) due 04/09/30
◊,a,l
951,982 944,842
Entain Holdings Gibraltar Ltd.
5.92% (3 Month Term SOFR + 2.25%) due 07/30/32
◊
900,000 895,644
Gulfside Supply, Inc.
(3 Month Term SOFR + 3.00%) due 06/17/31
◊,m
825,000 759,000
Topgolf Callaway Brands
6.42% (1 Month Term SOFR + 2.75%) due 03/15/30
◊
36,778 36,915
Total Consumer, Cyclical 206,144,010
Industrial - 6.3%
Capstone Acquisition Holdings, Inc.
8.27% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 11/12/29
◊,a
8,255,117 8,221,215
8.27% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 11/13/29
◊,a
529,996 527,819

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
38 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Industrial - 6.3% (continued)
Azuria Water Solutions, Inc.
6.67% (1 Month Term SOFR + 3.00%, Rate Floor:
0.75%) due 05/17/28
◊
5,039,578 $ 4,993,919
due 01/31/33
◊,m
3,570,000 3,518,699
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR + 4.00%, Rate Floor:
0.50%) due 12/14/28
◊
7,157,331 7,190,899
Cube Safety Bidco Ab
due 02/13/33
◊,m
EUR 5,050,000 5,957,625
TSG Solutions Holding Saca
5.28% (3 Month EURIBOR + 3.25%) due 05/04/32
◊
EUR 4,775,000 5,648,715
Engineered Machinery Holdings, Inc.
6.92% (3 Month Term SOFR + 3.25%) due 11/26/32
◊
3,743,215 3,752,573
5.52% (3 Month EURIBOR + 3.50%) due 11/22/32
◊
EUR 1,600,000 1,889,927
STS Operating, Inc.
7.77% (1 Month Term SOFR + 4.00%) due 03/25/31
◊
5,630,000 5,620,147
Hobbs & Associates LLC
6.42% (1 Month Term SOFR + 2.75%) due 07/23/31
◊
5,638,200 5,601,777
Integrated Power Services Holdings, Inc.
8.54% (1 Month Term SOFR + 4.75%, Rate Floor:
1.75%) due 11/22/28
◊,a
5,527,922 5,517,123
Proampac PG Borrower LLC
7.66% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 09/15/28
◊
5,330,331 5,250,376
Pregis Topco LLC
7.67% (1 Month Term SOFR + 4.00%) due 02/28/29
◊
5,022,580 5,029,662
Apple Bidco LLC
6.17% (1 Month Term SOFR + 2.50%) due 09/23/31
◊
4,906,644 4,906,644
Michael Baker International LLC
7.67% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 12/01/28
◊
4,752,338 4,748,393
Cobham Ultra SeniorCo SARL
7.79% (6 Month Term SOFR + 3.75%, Rate Floor:
0.50%) due 08/03/29
◊
4,350,247 4,351,595
Pelican Products, Inc.
8.18% (3 Month Term SOFR + 4.25%, Rate Floor:
0.50%) due 12/29/28
◊
4,406,010 3,958,051
Protect Bidco GmbH
6.38% (3 Month EURIBOR + 4.25%) due 09/26/32
◊
EUR 3,200,000 3,792,634
Indicor LLC
4.93% (1 Month EURIBOR + 3.00%) due 11/22/29
◊
EUR 3,076,692 3,651,760
Engineering Research & Consulting LLC
8.67% (3 Month Term SOFR + 5.00%) due 08/29/31
◊
4,554,000 3,552,120
Dxp Enterprises, Inc.
6.92% (1 Month Term SOFR + 3.25%, Rate Floor:
1.00%) due 10/11/30
◊
3,502,861 3,518,624
Infrastrux Group, Inc.
due 09/30/30
◊,m
EUR 2,800,000 3,306,811

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 39
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Industrial - 6.3% (continued)
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR + 3.00%) due 09/29/32
◊
3,092,250 $ 3,104,805
Finco Utilitas BV
5.07% (6 Month EURIBOR + 2.95%) due 09/27/30
◊
EUR 2,600,000 3,070,610
Owens-Illinois Group, Inc.
6.67% (1 Month Term SOFR + 3.00%) due 09/30/32
◊
3,050,000 3,050,000
Talbot Participation SAS
5.01% (3 Month EURIBOR + 3.00%) due 07/07/32
◊
EUR 2,550,000 3,009,601
Climater Bidco II SAS
5.77% (3 Month EURIBOR + 3.75%) due 03/31/32
◊,a
EUR 2,450,000 2,901,912
Project Aurora Us Finco, Inc.
5.30% (3 Month EURIBOR + 3.25%) due 09/30/32
◊
EUR 2,400,000 2,843,398
Node Acquico GmbH
5.45% (1 Month EURIBOR + 3.50%) due 12/08/32
◊
EUR 2,400,000 2,839,910
Vector Wp Holdco, Inc.
8.79% (1 Month Term SOFR + 5.00%, Rate Floor:
1.75%) due 10/12/28
◊
3,025,129 2,831,006
Drive Bidco BV
5.53% (3 Month EURIBOR + 3.50%) due 07/23/31
◊
EUR 2,200,000 2,607,956
Cube A&D Buyer, Inc.
6.67% (3 Month Term SOFR + 3.00%) due 10/20/31
◊
2,443,875 2,448,958
Holding Socotec
6.43% (1 Month Term SOFR + 2.75%, Rate Floor:
0.75%) due 06/02/31
◊
2,277,000 2,275,588
Mannington Mills, Inc.
8.42% (3 Month Term SOFR + 4.75%) due 03/07/32
◊
2,010,332 1,990,229
API Holdings III Corp.
4.67% (3 Month Term SOFR + 1.00%, Rate Floor:
1.00%) (in-kind rate was 6.00%) due 05/09/27
◊,l
1,787,819 1,641,451
4.67% (3 Month Term SOFR + 1.00%, Rate Floor:
1.00%) (in-kind rate was 6.00%) due 03/25/27
◊,l
134,637 136,208
Graftech Finance, Inc.
9.67% (3 Month Term SOFR + 6.00%, Rate Floor:
2.00%) due 12/21/29
◊
1,725,656 1,662,376
Apave SA
5.26% (1 Month EURIBOR + 3.27%) due 12/09/31
◊
EUR 1,150,000 1,368,494
Ilpea Parent, Inc.
7.68% (1 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 06/22/28
◊
1,210,976 1,207,197
Lernen US Finco LLC
5.87% (6 Month EURIBOR + 3.75%) due 04/25/29
◊
EUR 1,000,000 1,189,003
Fugue Finance LLC
due 01/09/32
◊,m
EUR 1,000,000 1,177,601
Gibraltar Industries, Inc.
5.92% (1 Month Term SOFR + 2.25%) due 01/29/33
◊
1,015,385 1,015,385
Mahseer Holdings LLC
due 02/04/33
◊,m
1,000,000 1,001,880

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
40 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Industrial - 6.3% (continued)
Salas Obrien, Inc.
6.42% (1 Month Term SOFR + 2.75%) due 01/21/33
◊
885,714 $ 882,393
Berlin Packaging LLC
6.91% (3 Month Term SOFR + 3.25%) due 06/09/31
◊
664,815 660,826
Icebox Holdco III, Inc.
6.92% (3 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 12/22/31
◊
626,744 627,615
Osmose Utility Services, Inc.
7.04% (1 Month Term SOFR + 3.25%, Rate Floor:
1.50%) due 06/23/28
◊
210,470 203,367
Total Industrial 150,254,877
Financial - 5.4%
Higginbotham Insurance Agency, Inc.
8.17% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 06/11/31
◊,a
8,376,119 8,355,179
Hightower Holding LLC
6.41% (3 Month Term SOFR + 2.75%) due 02/03/32
◊
7,897,125 7,773,772
Nexus Buyer LLC
7.17% (1 Month Term SOFR + 3.50%) due 07/31/31
◊
4,675,583 4,376,065
9.42% (1 Month Term SOFR + 5.75%) due 01/14/32
◊
3,300,000 3,205,125
Aretec Group, Inc.
6.67% (1 Month Term SOFR + 3.00%) due 08/09/30
◊
7,582,655 7,308,845
Cliffwater LLC
8.42% (1 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 04/22/32
◊,a
6,758,925 6,739,006
Cervantes Bidco SL
5.02% (3 Month EURIBOR + 3.00%) due 12/31/31
◊
EUR 2,800,000 3,308,200
5.02% (3 Month EURIBOR + 3.00%) due 12/31/31
◊,a
EUR 2,400,000 2,835,600
Ardonagh Midco 3 Ltd.
6.37% (3 Month Term SOFR + 2.75%) due 02/15/31
◊,a
3,821,197 3,735,220
5.77% (6 Month EURIBOR + 3.63%) due 02/15/31
◊
EUR 2,020,000 2,348,706
Blackhawk Network Holdings, Inc.
7.17% (1 Month Term SOFR + 3.50%, Rate Floor:
1.00%) due 03/12/29
◊,a
4,127,360 4,124,264
7.17% (1 Month Term SOFR + 3.50%, Rate Floor:
1.00%) due 03/12/29
◊
1,750,000 1,732,938
Saphilux SARL
6.73% (6 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 07/27/28
◊
5,770,141 5,753,927
Eisner Advisory Group
7.67% (1 Month Term SOFR + 4.00%, Rate Floor:
0.50%) due 02/28/31
◊
5,771,549 5,588,764
PHM Group Holding Oy
5.53% (3 Month EURIBOR + 3.50%) due 04/22/32
◊
EUR 4,600,000 5,455,281
Kroll LLC
6.67% (3 Month Term SOFR + 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,a,l
5,394,955 5,375,265

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 41
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Financial - 5.4% (continued)
8.92% (1 Month Term SOFR + 5.25%, Rate Floor:
0.50%) due 09/13/32
◊,a
41,667 $ 41,667
Orion Advisor Solutions, Inc.
6.42% (3 Month Term SOFR + 2.75%) due 09/24/30
◊
5,540,166 5,318,560
Orion Us Finco, Inc.
7.15% (3 Month Term SOFR + 3.50%) due 10/10/32
◊
4,900,000 4,806,606
Hig Fin 2 Ltd.
5.19% (1 Month EURIBOR + 3.25%) due 02/15/31
◊
EUR 3,750,000 4,330,227
Corelogic, Inc.
7.29% (1 Month Term SOFR + 3.50%, Rate Floor:
1.50%) due 06/02/28
◊
4,501,779 4,265,436
CFC US 2025 LLC
7.16% (3 Month Term SOFR + 3.50%) due 05/29/32
◊
3,700,000 3,519,625
Chrysaor Bidco SARL
6.90% (3 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 10/30/31
◊
2,992,500 2,981,278
Cross Financial Corp.
6.42% (1 Month Term SOFR + 2.75%) due 10/31/31
◊,a
2,779,035 2,706,085
Asurion LLC
7.92% (1 Month Term SOFR + 4.25%) due 09/19/30
◊
2,482,250 2,474,355
8.02% (1 Month Term SOFR + 4.25%) due 08/19/28
◊
92,416 92,329
GTCR Everest Borrower LLC
6.16% (3 Month Term SOFR + 2.50%) due 09/05/31
◊
2,593,866 2,541,443
Admiral Bidco GmbH
due 09/29/32
◊,m
EUR 1,900,000 2,244,154
Galaxy Bidco Ltd.
6.12% (6 Month EURIBOR + 4.00%) due 12/19/29
◊
EUR 1,800,000 2,132,017
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR + 4.00%) due 01/14/33
◊,a
2,000,000 1,945,000
EP Wealth Advisors, Inc.
6.67% (3 Month Term SOFR + 3.00%) due 10/16/32
◊
1,800,000 1,784,250
OEG Borrower LLC
7.20% (3 Month Term SOFR + 3.50%) due 06/30/31
◊
1,728,125 1,731,720
Pioneer Acquisition Co. LLC
6.94% (3 Month Term SOFR + 3.25%) due 10/23/32
◊
1,550,000 1,554,526
IMC Global Holdings LLC
6.68% (1 Month Term SOFR + 3.00%) due 06/21/32
◊
1,145,750 1,147,904
Kestra Advisor Services Holdings A, Inc.
6.67% (1 Month Term SOFR + 3.00%) due 03/21/31
◊
997,481 979,556
Ascensus Group Holdings
6.67% (1 Month Term SOFR + 3.00%) due 08/02/28
◊
856,059 835,368
Focus Financial Partners LLC
6.17% (1 Month Term SOFR + 2.50%) due 09/15/31
◊
850,000 800,063
Osaic Holdings, Inc.
6.16% (1 Month Term SOFR + 2.50%) due 08/02/32
◊
800,000 773,248
Eagle Point Holdings Borrower LLC
7.50% (3 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 03/31/28
◊,a
250,000 250,000

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
42 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Financial - 5.4% (continued)
7.44% (3 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 03/31/28
◊,a
250,000 $ 250,000
Avison Young Canada, Inc.
5.49% (3 Month Term SOFR + 1.50%, Rate Floor:
2.00%) due 03/12/29
◊
1,018,081 421,659
11.39% (3 Month Term SOFR + 7.50%, Rate Floor:
2.00%) due 03/12/29
◊
179,668 35,934
Jones Deslauriers Insurance Management, Inc.
6.66% (1 Month Term SOFR + 3.00%) due 12/09/32
◊,a
198,995 194,766
6.66% (1 Month Term SOFR + 3.00%) due 12/09/32
◊
100,000 95,875
Total Financial 128,269,808
Technology - 5.3%
Visma AS
5.82% (6 Month EURIBOR + 3.70%) (WAC) due
12/05/28
◊,a
EUR 7,250,000 8,480,216
5.80% (6 Month EURIBOR + 3.70%) due 12/05/28
◊,a
EUR 500,000 584,843
Modena Buyer LLC
7.92% (3 Month Term SOFR + 4.25%) due 07/01/31
◊
7,520,952 6,604,975
Datix Bidco Ltd.
8.97% (6 Month SONIA + 5.00%) due 04/30/31
◊,a
GBP 3,920,000 5,281,808
8.73% (6 Month Term SOFR + 5.00%, Rate Floor:
0.50%) due 04/25/31
◊,a
1,110,000 1,110,000
Crane Nxt Co.
due 12/10/32
◊,m
EUR 3,954,891 4,690,226
4.72% (1 Month EURIBOR + 2.75%) due 12/10/32
◊
EUR 1,395,109 1,654,503
Cegid Group Sasu
4.68% (1 Month EURIBOR + 2.75%) due 07/10/28
◊
EUR 5,150,000 5,743,980
Boxer Parent Co., Inc.
6.67% (3 Month Term SOFR + 3.00%) due 07/30/31
◊
6,004,887 5,513,567
Kaseya, Inc.
6.67% (1 Month Term SOFR + 3.00%) due 03/20/32
◊
5,963,625 5,380,025
Zodiac Purchaser LLC
7.17% (1 Month Term SOFR + 3.50%) due 02/17/32
◊
5,992,955 5,378,677
Kerridge Commercial Systems Group Ltd.
8.47% (3 Month SONIA + 4.50%) due 11/21/32
◊,a
GBP 3,800,000 5,120,120
Ascend Learning LLC
6.67% (1 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 12/11/28
◊
5,236,809 4,974,969
Precise Bidco BV
5.10% (3 Month EURIBOR + 3.00%) due 11/22/30
◊
EUR 4,417,500 4,883,938
Leia Finco US LLC
6.90% (3 Month Term SOFR + 3.25%) due 10/09/31
◊
5,141,050 4,871,145
Bock Capital
5.52% (3 Month EURIBOR + 3.50%) due 06/29/28
◊
EUR 4,000,000 4,610,213
Blue Finco SARL
5.52% (3 Month EURIBOR + 3.50%) due 09/30/29
◊
EUR 4,150,000 4,357,741

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 43
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Technology - 5.3% (continued)
DS Admiral Bidco LLC
7.92% (3 Month Term SOFR + 4.25%) due 06/26/31
◊
4,635,704 $ 4,212,696
Azurite Intermediate Holdings, Inc.
9.67% (1 Month Term SOFR + 6.00%, Rate Floor:
0.75%) due 03/19/31
◊,a
4,150,000 3,963,250
Sitecore Holding III AS
10.34% (6 Month Term SOFR + 6.50%, Rate Floor:
0.50%) due 03/12/29
◊,a
2,250,446 2,128,987
8.66% (6 Month EURIBOR + 6.50%) due 03/12/29
◊,a
EUR 1,636,171 1,828,802
Dayforce, Inc.
6.66% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 10/07/32
◊
4,250,000 3,906,983
Pushpay USA, Inc.
7.62% (6 Month Term SOFR + 3.75%) due 08/18/31
◊
3,861,049 3,783,828
Concorde Lux SARL
5.53% (3 Month EURIBOR + 3.50%) due 03/01/30
◊
EUR 3,900,000 3,677,663
Apttus Corp.
7.17% (3 Month Term SOFR + 3.50%, Rate Floor:
0.75%) due 05/08/28
◊,a
3,839,469 3,417,128
Penta Technologies BV
5.02% (3 Month EURIBOR + 3.00%) due 06/28/32
◊
EUR 1,950,000 2,319,776
Realpage, Inc.
6.93% (3 Month Term SOFR + 3.00%, Rate Floor:
1.50%) due 04/24/28
◊
2,417,869 2,228,477
Planview Parent, Inc.
7.17% (3 Month Term SOFR + 3.50%) due 12/17/27
◊
2,498,309 1,958,399
IGT Holding IV AB
due 09/02/31
◊,m
2,000,000 1,945,000
Orsini Bidco BV
6.48% (3 Month EURIBOR + 4.50%) due 10/21/32
◊
EUR 1,601,961 1,873,789
Xerox Corp.
7.70% (6 Month Term SOFR + 4.00%, Rate Floor:
0.50%) due 11/17/29
◊
2,559,550 1,823,679
Athena Bidco GmbH
5.52% (3 Month EURIBOR + 3.50%) due 05/31/32
◊
EUR 1,575,000 1,758,515
Polaris Newco LLC
5.38% (1 Month Term SOFR + 3.25%, Rate Floor:
1.00%) due 07/31/30
◊,a
1,815,273 1,555,308
Ping Identity Corp.
6.41% (1 Month Term SOFR + 2.75%) due 10/31/32
◊
1,300,000 1,269,125
Dye & Durham Corp.
8.02% (3 Month Term SOFR + 4.25%, Rate Floor:
1.00%) due 04/11/31
◊
1,299,800 1,152,494
Bep Intermediate Holdco LLC
6.42% (1 Month Term SOFR + 2.75%) due 04/28/31
◊
886,562 875,480
Storable, Inc.
6.92% (1 Month Term SOFR + 3.25%) due 04/16/31
◊
843,625 804,607

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
44 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Technology - 5.3% (continued)
Marcel Bidco GmbH
6.41% (1 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 11/13/30
◊
493,778 $ 480,816
Central Parent LLC
6.92% (3 Month Term SOFR + 3.25%) due 07/06/29
◊
630,853 394,283
Capstone Borrower, Inc.
6.42% (3 Month Term SOFR + 2.75%) due 06/17/30
◊
100,000 88,583
Total Technology 126,688,614
Communications - 2.2%
Salsa Bidco GmbH
5.87% (6 Month EURIBOR + 3.75%) due 11/18/32
◊,a
EUR 9,850,000 11,496,797
Firstdigital Communications LLC
8.54% (1 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 12/17/26
◊,a
7,831,260 7,707,503
Total Webhosting Solutions BV
5.93% (1 Month EURIBOR + 4.00%) due 11/06/31
◊
EUR 5,500,000 5,756,345
Tripadvisor, Inc.
6.42% (1 Month Term SOFR + 2.75%) due 07/08/31
◊
6,210,000 5,614,896
Zephyr Bidco Ltd.
8.48% (1 Month SONIA + 4.75%) due 07/20/28
◊
GBP 4,000,000 5,017,394
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR + 3.25%) due 03/29/32
◊
4,930,000 4,937,395
Speedster Bidco GmbH
6.69% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 12/11/31
◊
2,187,526 1,941,430
5.37% (3 Month EURIBOR + 3.25%) due 12/10/31
◊
EUR 1,400,000 1,515,056
Cengage Learning, Inc.
6.67% (1 Month Term SOFR + 3.00%, Rate Floor:
1.00%) due 03/24/31
◊
3,426,915 3,336,171
Redhalo Midco UK Ltd.
5.27% (3 Month EURIBOR + 3.25%) due 03/22/31
◊
EUR 2,100,000 2,200,160
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.61%) due 10/24/31
◊
1,087,432 687,801
5.29% (1 Month Term SOFR + 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,l
316,195 284,575
Sunrise Financing Partnership
6.13% (6 Month Term SOFR + 2.50%) due 02/29/32
◊
500,000 494,585
Total Communications 50,990,108
Basic Materials - 0.6%
SCIL US Holdings LLC
6.13% (3 Month EURIBOR + 4.00%) due 10/11/32
◊
EUR 2,500,000 2,967,278
7.79% (6 Month Term SOFR + 4.00%) due 10/09/32
◊
548,625 547,599
Lummus Technology Holdings V LLC
6.17% (1 Month Term SOFR + 2.50%) due 12/31/29
◊
3,242,580 3,240,764
Paint Intermediate III LLC
6.67% (3 Month Term SOFR + 3.00%) due 10/09/31
◊
2,481,250 2,474,005

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 45
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.8% (continued)
Basic Materials - 0.6% (continued)
Discovery Purchaser Corp.
7.42% (3 Month Term SOFR + 3.75%, Rate Floor:
0.50%) due 10/04/29
◊
1,668,213 $ 1,634,232
WR Grace Holdings LLC
6.67% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 08/11/32
◊
1,346,625 1,344,376
Kersia International SAS
due 12/23/30
◊,m
EUR 1,000,000 1,181,500
Nic Acquisition Corp.
7.68% (3 Month Term SOFR + 3.75%, Rate Floor:
1.75%) due 12/29/27
◊
1,043,229 856,564
Arsenal AIC Parent LLC
6.42% (1 Month Term SOFR + 2.75%) due 08/19/30
◊
516,879 516,879
Total Basic Materials 14,763,197
Energy - 0.5%
Par Petroleum LLC
6.95% (3 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 02/28/30
◊
3,792,864 3,793,660
Apro LLC
7.41% (1 Month Term SOFR + 3.75%) due 07/09/31
◊
3,535,437 3,545,159
Liquid Tech Solutions Holdings LLC
7.24% (3 Month Term SOFR + 3.50%) due 10/03/32
◊
2,948,142 2,937,087
Al GCX Holdings LLC
5.92% (1 Month Term SOFR + 2.25%, Rate Floor:
0.50%) due 12/17/32
◊
150,000 149,907
Total Energy 10,425,813
Consumer Discretionary - 0.1%
Vacation Rental Brands Holdings
8.92% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/06/32
◊,a
1,523,958 1,509,578
8.89% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/01/32
◊
989,209 979,874
8.92% (1 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/02/32
◊
601,333 595,659
Total Consumer Discretionary 3,085,111
Utilities - 0.1%
Grid Alliance Partners LLC
8.42% (3 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 07/01/32
◊,a
3,088,964 3,073,766
Total Utilities 3,073,766
Infrastructure - 0.1%
QTS Good News Facility
6.42% (SOFR + 3.00%) due 10/09/28
◊,a
2,900,000 2,897,622
Total Senior Floating Rate Interests
(Cost $914,933,497) 903,017,853

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
46 |
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1%
Government Agency - 15.1%
Fannie Mae
5.00% due 04/01/56 166,042,503 $ 166,625,126
5.00% due 05/01/56 76,737,497 76,904,842
3.00% due 04/01/56 22,070,000 19,947,672
5.50% due 04/01/56 16,300,000 16,549,237
5.50% due 11/01/55
f
12,107,110 12,307,783
4.00% due 06/01/52
f
5,555,179 5,459,108
4.00% due 07/01/52
f
5,291,565 5,212,526
5.00% due 08/01/53
f
4,912,020 4,958,257
5.00% due 09/01/52
f
1,801,804 1,822,124
5.00% due 06/01/53
f
1,742,514 1,759,775
4.00% due 05/01/52
f
1,393,491 1,360,882
Freddie Mac
5.50% due 02/01/56 18,008,040 18,309,739
5.00% due 09/01/52
f
4,829,647 4,884,608
4.00% due 05/01/52
f
4,301,205 4,217,374
5.50% due 11/01/55 3,790,032 3,853,912
4.00% due 06/01/52
f
3,857,916 3,785,022
4.00% due 08/01/52
f
1,394,108 1,377,710
Ginnie Mae
5.00% due 04/20/56 11,925,000 11,949,155
Total Government Agency 361,284,852
Residential Mortgage-Backed Securities - 2.0%
Morgan Stanley Residential Mortgage Loan Trust
2026-NQM1, 1.83% (WAC) due 12/25/70
◊,g,n
81,202,261 3,422,399
2026-NQM2, 1.91% (WAC) due 01/26/71
◊,g,n
65,300,000 2,954,971
2025-NQM10, 1.75% (WAC) due 11/25/70
◊,g,n
66,429,267 2,670,151
2026-NQM1, 6.79% (WAC) due 12/25/70
◊,g
2,451,120 2,318,217
2026-NQM2, 6.82% (WAC) due 01/26/71
◊,g
2,000,000 1,900,323
2026-NQM1, 6.18% (WAC) due 12/25/70
◊,g
1,430,000 1,424,706
2026-NQM2, 6.19% (WAC) due 01/26/71
◊,g
1,250,000 1,251,922
2026-NQM1, 0.32% (WAC) due 12/25/70
◊,g,n
81,202,261 814,166
2025-NQM10, 7.01% (WAC) due 11/25/70
◊,g
757,800 735,055
2025-NQM10, 0.33% (WAC) due 11/25/70
◊,g,n
66,429,267 682,401
2026-NQM2, 0.32% (WAC) due 01/26/71
◊,g,n
65,300,000 673,278
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69
g,o
10,250,000 9,654,660
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37
◊,g
3,400,000 3,299,082
Carrington Mortgage Loan Trust Series
2006-NC5, 3.94% (1 Month Term SOFR + 0.26%, Rate
Floor: 0.15%) due 01/25/37
◊
3,176,142 2,917,827
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE4, 3.96% (1 Month Term SOFR + 0.28%, Rate
Floor: 0.28%) due 07/25/47
◊
1,372,091 1,053,574
2007-HE4, 4.04% (1 Month Term SOFR + 0.36%, Rate
Floor: 0.36%) due 07/25/47
◊
810,243 477,163

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 47
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1% (continued)
Residential Mortgage-Backed Securities - 2.0% (continued)
2007-HE2, 4.17% (1 Month Term SOFR + 0.49%, Rate
Floor: 0.49%) due 04/25/37
◊
1,253,112 $ 456,018
OBX Trust
2024-NQM6, 6.92% (WAC) due 02/25/64
◊,g
1,750,000 1,774,078
LSTAR Securities Investment Ltd.
2024-1, 7.77% (30 Day Average SOFR + 4.10%, Rate
Floor: 3.10%) due 01/01/29
◊,g
1,714,084 1,712,149
GCAT Trust
2022-NQM5, 5.71% due 08/25/67
g,o
1,610,447 1,634,427
Lehman XS Trust Series
2006-18N, 4.15% (1 Month Term SOFR + 0.47%, Rate
Floor: 0.36%) due 12/25/36
◊
1,302,262 1,325,819
BRAVO Residential Funding Trust
2022-NQM3, 5.50% (WAC) due 07/25/62
◊,g
1,142,018 1,141,624
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53
◊,g
835,945 873,493
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57
◊,g
834,023 835,982
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.05% (1 Month Term SOFR + 0.37%,
Rate Floor: 0.26%) due 12/25/36
◊
1,271,662 808,874
Total Residential Mortgage-Backed Securities 46,812,359
Commercial Mortgage-Backed Securities - 0.5%
BX Trust
2024-VLT4, 6.10% (1 Month Term SOFR + 2.44%, Rate
Floor: 2.44%) due 06/15/41
◊,g
5,200,000 5,167,500
BXHPP Trust
2021-FILM, 4.87% (1 Month Term SOFR + 1.21%, Rate
Floor: 1.10%) due 08/15/36
◊,g
5,350,000 4,654,500
GS Mortgage Securities Corp. Trust
2020-DUNE, 6.43% (1 Month Term SOFR + 2.76%,
Rate Floor: 2.65%) due 12/15/36
◊,g
1,631,090 1,558,695
BX Commercial Mortgage Trust
2024-AIRC, 6.25% (1 Month Term SOFR + 2.59%, Rate
Floor: 2.59%) due 08/15/41
◊,g
1,387,602 1,391,071
Total Commercial Mortgage-Backed Securities 12,771,766
Military Housing - 0.5%
Freddie Mac Military Housing Bonds Resecuritization Trust
Certificates
2015-R1, 5.95% (WAC) due 11/25/52
◊,g
3,162,433 2,710,541
2015-R1, 0.70% (WAC) due 10/25/52
◊,g,n
38,060,803 2,148,201
2015-R1, 0.70% (WAC) due 11/25/55
◊,g,n
38,199,830 2,123,082
2015-R1, 0.70% (WAC) due 11/25/52
◊,g,n
29,645,927 1,370,804
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52
a,g
1,463,376 1,352,615
2007-AET2, 6.06% due 10/10/52
a,g
441,560 437,058

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
48 |
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1% (continued)
Military Housing - 0.5% (continued)
GMAC Commercial Mortgage Asset Corp.
2006-LEAV, 5.46% due 03/10/51
a,g
937,188 $ 809,785
Total Military Housing 10,952,086
Total Collateralized Mortgage Obligations
(Cost $432,896,257) 431,821,063
ASSET-BACKED SECURITIES - 18.0%
Collateralized Loan Obligations - 8.3%
Madison Park Funding LIII Ltd.
2022-53A E, 9.67% (3 Month Term SOFR + 6.00%,
Rate Floor: 6.00%) due 04/21/35
◊,g
18,500,000 17,853,767
HPC NAV I 2025
a
10,103,001 10,103,001
FS Rialto Issuer LLC
2024-FL9 C, 6.31% (1 Month Term SOFR + 2.64%,
Rate Floor: 2.65%) due 10/19/39
◊,g
5,100,000 5,093,389
2025-FL10 C, 5.81% (1 Month Term SOFR + 2.15%,
Rate Floor: 2.15%) due 08/19/42
◊,g
3,000,000 2,997,448
2021-FL2 C, 5.82% (1 Month Term SOFR + 2.16%,
Rate Floor: 2.16%) due 05/16/38
◊,g
1,400,000 1,394,820
Golub Capital Partners CLO 69M
2023-69A DR, 6.71% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,g
8,900,000 8,786,278
Fortress Credit Opportunities IX CLO Ltd.
2017-9A DR, 7.88% (3 Month Term SOFR + 4.21%,
Rate Floor: 3.95%) due 10/15/33
◊,g
8,000,000 8,023,434
Cerberus Loan Funding 52 LLC
2025-3A C, 5.87% (3 Month Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,g
5,750,000 5,731,419
2025-3A D, 7.07% (3 Month Term SOFR + 3.40%, Rate
Floor: 3.40%) due 10/15/37
◊,g
1,550,000 1,551,711
Fontainbleau Vegas
9.32% (1 Month Term SOFR + 5.65%, Rate Floor:
1.00%) due 01/31/28
◊,a
6,500,000 6,825,000
Cerberus Loan Funding XLIV LLC
2023-5A C, 7.87% (3 Month Term SOFR + 4.20%, Rate
Floor: 4.20%) due 01/15/36
◊,g
6,100,000 6,124,804
Carlyle Global Market Strategies
2022-1A E, 11.02% (3 Month Term SOFR + 7.35%, Rate
Floor: 7.35%) due 04/15/35
◊,g
5,500,000 5,500,000
Ares Direct Lending CLO 6 LLC
2025-2A D, 7.05% (3 Month Term SOFR + 3.30%, Rate
Floor: 3.30%) due 10/16/37
◊,g
5,300,000 5,216,102
Ares Global Loan Funding 1
a
5,250,649 4,980,453
Cerberus Loan Funding XLV LLC
2024-1A D, 8.67% (3 Month Term SOFR + 5.00%, Rate
Floor: 5.00%) due 04/15/36
◊,g
5,000,000 4,958,996
Ares Direct Lending CLO 2 LLC
2024-2A D, 7.57% (3 Month Term SOFR + 3.90%, Rate
Floor: 3.90%) due 10/20/36
◊,g
4,800,000 4,754,922

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 49
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 18.0% (continued)
Collateralized Loan Obligations - 8.3% (continued)
RR Ltd.
2025-39A SUB (WAC) due 04/15/38
◊,a,g
4,350,000 $ 2,945,994
2025-41A SUB (WAC) due 10/15/40
◊,g
2,400,000 1,764,112
Owl Rock CLO I LLC
2019-1A C, 7.91% (3 Month Term SOFR + 4.25%, Rate
Floor: 4.25%) due 02/20/36
◊,g
4,600,000 4,609,146
HPS Private Credit CLO LLC
2025-3A D, 7.67% (3 Month Term SOFR + 4.00%, Rate
Floor: 4.00%) due 07/20/37
◊,g
2,500,000 2,477,190
2025-3A C, 6.47% (3 Month Term SOFR + 2.80%, Rate
Floor: 2.80%) due 07/20/37
◊,g
2,000,000 1,996,512
Jefferies Credit Partners Direct Lending CLO Ltd.
2025-1A D, 7.01% (3 Month Term SOFR + 3.25%, Rate
Floor: 3.25%) due 10/15/37
◊,g
4,150,000 4,041,585
LoanCore 2025 Issuer LLC
2025-CRE8 C, 5.80% (1 Month Term SOFR + 2.14%,
Rate Floor: 2.14%) due 08/17/42
◊,g
4,000,000 4,000,188
Ares Loan Funding V Ltd.
2024-ALF5A E, 10.27% (3 Month Term SOFR + 6.60%,
Rate Floor: 6.60%) due 07/27/37
◊,g
4,000,000 3,845,428
Carlyle US CLO Ltd.
2019-4A DR, 10.27% (3 Month Term SOFR + 6.60%,
Rate Floor: 6.60%) due 04/15/35
◊,g
2,000,000 1,929,120
2025-4A SUB (WAC) due 10/25/37
◊,a,g
2,350,000 1,574,688
Goldentree Loan Management US CLO 9 Ltd.
2021-9A DR, 7.02% (3 Month Term SOFR + 3.35%,
Rate Floor: 3.35%) due 04/20/37
◊,g
3,450,000 3,465,970
Golub Capital Partners CLO 83M
2025-83A D, 6.89% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,g
3,450,000 3,393,173
OCP CLO Ltd.
2025-44A SUB (WAC) due 10/24/38
◊,g
2,400,000 1,620,000
2021-21A, 8.37% (3 Month Term SOFR + 4.70%, Rate
Floor: 4.70%) due 01/20/38
◊,g
1,000,000 957,309
2024-38A SUB (WAC) due 01/21/38
◊,a,g
1,000,000 609,150
Cerberus Loan Funding XLVI, LP
2024-2A D, 8.62% (3 Month Term SOFR + 4.95%, Rate
Floor: 4.95%) due 07/15/36
◊,g
3,200,000 3,173,265
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB (WAC) due 10/24/38
◊,g
5,230,000 3,089,779
Octagon 78 Ltd.
2025-3A SUB (WAC) due 10/20/38
◊,g
4,150,000 2,912,397
KREF Ltd.
2021-FL2 AS, 5.08% (1 Month Term SOFR + 1.41%,
Rate Floor: 1.30%) due 02/15/39
◊,g
2,850,000 2,833,500
Wonder Lake Park CLO Ltd.
2025-1A SUB (WAC) due 07/24/38
◊,g
4,450,000 2,785,166

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
50 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 18.0% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Owl Rock CLO XVI LLC
2024-16A C, 6.97% (3 Month Term SOFR + 3.30%,
Rate Floor: 3.30%) due 04/20/36
◊,g
2,650,000 $ 2,652,676
Golub Capital Partners CLO 46M Ltd.
2019-46A CR, 6.72% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 04/20/37
◊,g
2,600,000 2,597,155
Cerberus Loan Funding 53 LLC
2025-4A D, 6.88% (3 Month Term SOFR + 3.20%, Rate
Floor: 3.20%) due 01/15/38
◊,g
2,550,000 2,551,516
Ares LXXVII CLO Ltd.
2025-77A SUB (WAC) due 07/15/38
◊,g
3,600,000 2,549,628
Cerberus Loan Funding XL LLC
2023-1A D, 10.07% (3 Month Term SOFR + 6.40%,
Rate Floor: 6.40%) due 03/22/35
◊,g
2,500,000 2,489,886
Cerberus Loan Funding XLVII LLC
2024-3A D, 8.02% (3 Month Term SOFR + 4.35%, Rate
Floor: 4.35%) due 07/15/36
◊,g
2,450,000 2,442,842
Brant Point CLO Ltd.
2025-7A SUB (WAC) due 07/25/38
◊,g
3,050,000 1,728,984
2025-8A SUB (WAC) due 03/31/38
◊,g
1,000,000 693,691
Symphony CLO 48 Ltd.
2025-48A SUB (WAC) due 04/20/38
◊,a,g
3,000,000 2,069,940
Generate CLO 21 Ltd.
2025-21A SUB (WAC) due 07/25/38
◊,g
2,800,000 1,903,608
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.27% (3 Month Term SOFR + 4.60%,
Rate Floor: 4.60%) due 10/20/38
◊,g
2,000,000 1,893,084
Regatta XVIII Funding Ltd.
2021-1A, 8.37% (3 Month Term SOFR + 4.70%, Rate
Floor: 4.70%) due 04/15/38
◊,g
2,000,000 1,819,700
Madison Park Funding LVIII Ltd.
2024-58A D, 7.32% (3 Month Term SOFR + 3.65%,
Rate Floor: 3.65%) due 04/25/37
◊,g
1,700,000 1,690,506
Hamlin Park CLO Ltd.
2024-1A SUB (WAC) due 10/20/37
◊,a,g
2,700,000 1,650,348
Voya CLO Ltd.
2022-1A SUB (WAC) due 04/20/35
◊,a,g,p
3,650,000 1,488,142
2013-1A INC (WAC) due 10/15/30
◊,g
3,000,000 55,800
Regatta 33 Funding Ltd.
2025-2A SUB (WAC) due 07/25/38
◊,g
2,250,000 1,525,770
Madison Park Funding LXXI Ltd.
2025-71A E, 8.42% (3 Month Term SOFR + 4.75%,
Rate Floor: 4.75%) due 04/23/38
◊,a,g
1,500,000 1,461,546
Regatta 34 Funding Ltd.
2025-3A SUB (WAC) due 07/20/38
◊,g
2,300,000 1,454,106
AGL CLO 17 Ltd.
2022-17A ER, 8.32% (3 Month Term SOFR + 4.65%,
Rate Floor: 4.65%) due 01/21/35
◊,g
1,500,000 1,381,097

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 51
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 18.0% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Ballyrock CLO Ltd.
2019-1A DR, 10.68% (3 Month Term SOFR + 7.01%,
Rate Floor: 6.75%) due 07/15/32
◊,g
1,350,000 $ 1,334,019
AREIT Ltd.
2025-CRE10 B, 5.50% (1 Month Term SOFR + 1.84%,
Rate Floor: 1.84%) due 01/17/30
◊,g
1,300,000 1,298,243
Cerberus Loan Funding 50 LLC
2025-1A D, 7.47% (3 Month Term SOFR + 3.80%, Rate
Floor: 3.80%) due 07/15/37
◊,g
1,200,000 1,197,574
Octagon 74 Ltd.
2025-2A SUB (WAC) due 04/22/38
◊,g
2,000,000 1,006,480
Magnetite LII Ltd.
2025-52A SUB (WAC) due 01/25/39
◊,g
1,050,000 941,010
Midocean Credit CLO XXI
2025-21A SUB (WAC) due 10/20/38
◊,g
1,000,000 788,300
Neuberger Berman Loan Advisers CLO 60 Ltd.
2025-60A SUB (WAC) due 04/22/39
◊,g
1,100,000 740,531
Neuberger Berman Loan Advisers CLO 38 Ltd.
2020-38A ER2, 8.27% (3 Month Term SOFR + 4.60%,
Rate Floor: 4.60%) due 10/20/36
◊,g
750,000 709,375
Bayard Park CLO Ltd.
2025-1A SUB (WAC) due 07/24/38
◊,g
1,000,000 571,450
Great Lakes CLO Ltd.
2014-1A SUB (WAC) due 10/15/29
◊,g
1,153,846 555,591
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51
◊,g
250,000 211,106
Dryden 50 Senior Loan Fund
2017-50A SUB (WAC) due 07/15/30
◊,g
3,555,000 101,444
Dryden 37 Senior Loan Fund
2015-37X SUB (WAC) due 01/15/31
◊
4,048,799 7,382
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB (WAC) due 01/14/32
◊,g
2,600,000 5,925
Dryden 41 Senior Loan Fund
2015-41A SUB (WAC) due 04/15/31
◊,g
1,850,000 5,601
Marathon CLO V Ltd.
2013-5A SUB (WAC) due 11/21/27
◊,g
3,566,667 357
Babson CLO Ltd.
2014-IA SUB, (WAC) due 12/31/49
◊,g
3,000,000 300
Venture XIII CLO Ltd.
2013-13A SUB (WAC) due 09/10/29
◊,g
1,500,000 150
Total Collateralized Loan Obligations 199,494,079
Financial - 3.9%
Lightning A
5.50% due 03/01/37
a
21,200,000 20,442,419
Thunderbird A
5.50% due 03/01/37
a
21,200,000 20,442,419

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
52 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 18.0% (continued)
Financial - 3.9% (continued)
Blackstone Strategic Cap Holdings
5.64% due 12/31/33 9,850,000 $ 9,850,000
SP Touchdown Holdings, LP
6.15% due 10/26/29 8,250,000 8,250,000
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55
a,g
5,450,000 5,574,569
HV Structured Solutions IV
6.22% due 09/15/30
a
4,397,725 4,368,508
Ceamer Finance LLC
6.92% due 11/15/37
a
2,802,632 2,904,117
3.69% due 03/24/31
a
1,377,528 1,344,783
Metis Issuer, LLC
6.89% due 05/15/55
a
4,150,000 4,240,857
LVNV Funding LLC
6.84% due 06/12/29
a,p
3,850,000 3,965,313
Lightning B
7.50% due 03/01/37
a
2,700,000 2,640,137
Thunderbird B
7.50% due 03/01/37
a
2,700,000 2,640,137
KKR Core Holding Co. LLC
4.00% due 08/12/31
a
2,374,480 2,242,202
AHG Funding
7.27% due 12/31/44
a
1,984,917 2,068,016
due 07/20/26
a
1,000,000 1
STEIV 1
6.82% due 04/15/46
a
1,050,000 1,062,141
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28
a
458,577 455,110
Nassau LLC
2019-1, 3.98% due 08/15/34
j
492,560 451,888
Steele IV Issuer 2025A-1
due 12/01/46
a
300,000 —
Total Financial 92,942,617
Infrastructure - 1.8%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53
g
11,000,000 11,243,093
2021-1, 4.46% due 11/20/51
g
5,250,000 5,196,127
2024-1A, 9.19% due 06/20/54
g
2,000,000 2,073,402
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52
g
8,000,000 7,950,018
2024-1A, 8.87% due 05/15/54
g
5,600,000 5,774,956
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54
g
4,450,000 4,463,086
VB-S1 Issuer LLC
2026-1A, 5.19% due 03/15/56
g
2,300,000 2,315,346
2026-1A, 6.84% due 03/15/56
g
1,975,000 2,022,167

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 53
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 18.0% (continued)
Infrastructure - 1.8% (continued)
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46
g
1,500,000 $ 1,480,570
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53
g
1,000,000 1,013,896
Total Infrastructure 43,532,661
Transport-Aircraft - 1.8%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44
g,o
7,371,485 7,304,616
2019-1, 5.19% due 12/15/44
g,o
2,050,214 2,020,968
AASET Trust
2021-2A, 3.54% due 01/15/47
g
3,221,846 3,087,634
2021-2A, 2.80% due 01/15/47
g
3,020,244 2,897,554
2020-1A, 3.35% due 01/16/40
g
668,591 664,050
2020-1A, 4.34% due 01/16/40
g
361,010 359,233
Project Silver
2019-1, 3.97% due 07/15/44
g
6,417,076 6,383,771
Sprite Ltd.
2021-1, 3.75% due 11/15/46
g
4,409,172 4,344,392
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46
g
4,433,954 4,257,793
JOL Air Ltd.
2019-1, 3.97% due 04/15/44
g
2,017,222 2,012,594
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42
g
1,946,871 1,958,431
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46
g
1,640,802 1,575,294
Start II Ltd.
2019-1, 4.09% due 03/15/44
g
1,139,786 1,137,223
WAVE LLC
2019-1, 3.60% due 09/15/44
g
1,120,256 1,098,836
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39
g
1,010,988 1,002,385
Start Ltd.
2018-1, 5.32% due 05/15/43
g
470,892 471,258
2018-1, 4.09% due 05/15/43
g
407,319 407,496
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43
g
458,382 456,095
2019-1A, 3.97% due 04/15/39
g
298,792 295,809
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39
g
225,396 224,495
CLAST
due 12/31/30
a
3,054,105 120
Total Transport-Aircraft 41,960,047
Insurance - 1.3%
Obra Longevity
8.48% due 06/30/39
a
17,400,000 18,783,047

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
54 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 18.0% (continued)
Insurance - 1.3% (continued)
Dogwood State Bank
6.45% due 06/24/32
a
9,208,553 $ 9,311,103
CHEST
7.13% due 03/23/43
a
1,275,000 1,339,219
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46
j
252,850 232,867
Total Insurance 29,666,236
Net Lease - 0.7%
CARS-DB4 L.P.
2020-1A, 4.95% due 02/15/50
g
7,110,000 6,733,958
SVC ABS LLC
2023-1A, 5.55% due 02/20/53
g
3,672,250 3,673,920
2026-1A, 5.80% due 03/20/56
g
2,150,000 2,164,535
CARS-DB7 L.P.
2023-1A, 6.50% due 09/15/53
g
3,271,833 3,293,280
Total Net Lease 15,865,693
Single Family Residence - 0.1%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/38
g
3,200,000 3,191,514
Whole Business - 0.1%
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50
g
1,181,250 1,171,212
2020-1A, 4.34% due 01/20/50
g
756,000 739,354
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50
g
98,500 95,839
Total Whole Business 2,006,405
Collateralized Debt Obligations - 0.0%
Anchorage Credit Funding 4 Ltd.
2016-4A CR, 3.52% due 04/27/39
g
1,000,000 923,428
Total Asset-Backed Securities
(Cost $446,834,760) 429,582,680
U.S. TREASURY BILLS - 1.4%
U.S. Treasury Bills
3.64% due 03/17/26
f,q
18,300,000 18,270,587
3.65% due 03/12/26
q
7,400,000 7,391,787
3.57% due 03/03/26
f,q
6,250,000 6,248,762
3.49% due 03/10/26
f,q
1,700,000 1,698,458
3.63% due 03/05/26
f,q
600,000 599,759
Total U.S. Treasury Bills
(Cost $34,209,353) 34,209,353
U.S. GOVERNMENT SECURITIES - 0.7%
U.S. Treasury Bonds
due 08/15/51
f,r
32,650,000 9,655,155
due 05/15/44
f,r
5,030,000 2,154,678
due 11/15/44
r
5,030,000 2,096,781

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 55
a
a
Face
Amount
~
Value
U.S. GOVERNMENT SECURITIES - 0.7% (continued)
due 02/15/46
f,r
5,060,000 $ 1,975,162
Total U.S. Government Securities
(Cost $22,514,766) 15,881,776
FOREIGN GOVERNMENT DEBT - 0.2%
Panama Government International Bond
4.50% due 01/19/63 4,150,000 3,212,515
Eagle Funding Luxco SARL
5.50% due 08/17/30
g
2,650,000 2,696,084
Total Foreign Government Debt
(Cost $6,769,018) 5,908,599
PRIVATE FUNDS - 0.1%
Coller Capital Ltd.
a
2,786,187 3,306,895
Total Private Funds
(Cost $3,113,323) 3,306,895
CONVERTIBLE BONDS - 0.1%
Consumer, Non-cyclical - 0.1%
Block, Inc.
due 05/01/26
s
2,840,000 2,815,860
Total Convertible Bonds
(Cost $2,817,002) 2,815,860
MUNICIPAL BONDS - 0.0%
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28 400,000 399,271
Total Municipal Bonds
(Cost $400,000) 399,271
Contracts/
Notional Value
LISTED OPTIONS PURCHASED - 0.0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $97.50 (Notional Value $24,037,943,750) 991 439,756
3-Month SOFR Futures Contracts Expiring September
2026 with strike price of $97.50 (Notional
Value $33,580,925,000) 1,388 225,550
Total Interest Rate Options
a
665,306
Put Options on :
Equity Options
iShares Silver ETF Trust Expiring March 2026 with strike
price of $70.00 (Notional Value $20,329,608) 2,392 318,136
Total Equity Options
a
318,136
Total Listed Options Purchased
(Cost $2,429,286) 983,442

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
56 |
a
a
Contracts/
Notional Value Value
OTC INTEREST RATE SWAPTIONS PURCHASED - 0.0%
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 9-Month/5-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.35% 15,796,000 $ 220,890
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 3.35% 15,795,000 220,876
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate
Swap Expiring September 2026 with exercise rate of
3.35% 15,795,000 220,876
Morgan Stanley Capital Services LLC 9-Month/5-Year
Interest Rate Swap Expiring September 2026 with
exercise rate of 3.35% 15,794,000 220,862
Total OTC Interest Rate Swaptions Purchased
(Cost $618,848) 883,504
OTC OPTIONS PURCHASED - 0.0%
Put Options on :
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY
Expiring May 2026 with strike price of $123.50 1,640,000 1,981
Goldman Sachs International Foreign Exchange USD/JPY
Expiring April 2026 with strike price of $140.00 8,742,000 933
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY
Expiring May 2026 with strike price of $123.50 386,000 466
Bank of America, N.A. Foreign Exchange USD/JPY Expiring
April 2026 with strike price of $140.00 858,000 91
Total OTC Options Purchased
(Cost $460,789) 3,471
Total Investments - 134.9%
(Cost $3,278,512,038) $ 3,226,254,130
LISTED OPTIONS WRITTEN - (0.2)%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring September
2026 with strike price of $98.00 (Notional
Value $33,580,925,000) 1,388 (130,125)
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $98.00 (Notional Value $24,037,943,750) 991 (247,750)
Total Interest Rate Options
a
(377,875)
Equity Options
S&P 500 Index Expiring March 2026 with strike price of
$6,945.00 (Notional Value $275,155,200) 4 (27,160)
NASDAQ-100 Index Expiring March 2026 with strike price of
$25,325.00 (Notional Value $2,496,004) 1 (30,385)
Russell 2000 Index Expiring March 2026 with strike price of
$2,665.00 (Notional Value $2,895,597) 11 (45,540)

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 57
a
a
Contracts/
Notional Value Value
LISTED OPTIONS WRITTEN - (0.2)% (continued)
Call Options on: (continued)
Equity Options (continued)
S&P 500 Index Expiring March 2026 with strike price of
$6,950.00 (Notional Value $3,439,440,000) 50 $ (186,250)
S&P 500 Index Expiring March 2026 with strike price of
$6,900.00 (Notional Value $3,439,440,000) 50 (243,250)
S&P 500 Index Expiring March 2026 with strike price of
$6,845.00 (Notional Value $3,439,440,000) 50 (247,250)
S&P 500 Index Expiring March 2026 with strike price of
$6,870.00 (Notional Value $3,439,440,000) 50 (251,250)
S&P 500 Index Expiring March 2026 with strike price of
$6,850.00 (Notional Value $3,370,651,200) 49 (271,705)
S&P 500 Index Expiring March 2026 with strike price of
$6,890.00 (Notional Value $3,439,440,000) 50 (324,000)
S&P 500 Index Expiring March 2026 with strike price of
$6,905.00 (Notional Value $3,439,440,000) 50 (326,750)
S&P 500 Index Expiring March 2026 with strike price of
$6,845.00 (Notional Value $3,439,440,000) 50 (372,000)
S&P 500 Index Expiring March 2026 with strike price of
$6,830.00 (Notional Value $3,439,440,000) 50 (501,750)
S&P 500 Index Expiring March 2026 with strike price of
$6,850.00 (Notional Value $3,577,017,600) 52 (552,760)
iShares Silver Trust Expiring March 2026 with strike price of
$90.00 (Notional Value $20,329,608) 2,392 (1,136,200)
Total Equity Options
a
(4,516,250)
Total Listed Options Written
(Premium received $5,769,200) (4,894,125)
OTC OPTIONS WRITTEN - (0.0)%
Call Options on :
Equity Options
Bank of America, N.A. iShares iBoxx $ High Yield Corporate
Bond ETF Expiring March 2026 with strike price of
$81.00 (Notional Value $22,567,294) 279,575 (5,336)
Goldman Sachs & Co. LLC iShares iBoxx $ High Yield
Corporate Bond ETF Expiring March 2026 with strike
price of $81.00 (Notional Value $22,555,347) 279,427 (21,699)
Goldman Sachs & Co. LLC iShares iBoxx $ High Yield
Corporate Bond ETF Expiring March 2026 with strike
price of $81.00 (Notional Value $22,564,146) 279,536 (27,210)
Bank of America, N.A. iShares iBoxx $ High Yield Corporate
Bond ETF Expiring March 2026 with strike price of
$80.50 (Notional Value $29,223,788) 362,039 (178,581)
Total OTC Options Written
(Premium received $234,790) (232,826)

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
58 |
a
a
Contracts/
Notional Value Value
OTC INTEREST RATE SWAPTIONS WRITTEN - (0.0)%
Call Swaptions on :
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 2.71% 10,090,625 $ (20,423)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap
Expiring August 2026 with exercise rate of 2.71% 10,090,625 (20,424)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 2.64% 14,126,875 (23,986)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest
Rate Swap Expiring August 2026 with exercise rate of
2.64% 14,126,875 (23,986)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 2.69% 16,145,000 (30,287)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate
Swap Expiring August 2026 with exercise rate of 2.69% 16,145,000 (30,287)
Morgan Stanley Capital Services LLC 9-Month/5-Year
Interest Rate Swap Expiring September 2026 with
exercise rate of 2.85% 15,794,000 (78,565)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 2.85% 15,795,000 (78,570)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate
Swap Expiring September 2026 with exercise rate of
2.85% 15,795,000 (78,570)
Barclays Bank plc 9-Month/5-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 2.85% 15,796,000 (78,575)
Total Interest Rate Swaptions
a
(463,673)
Put Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-Year Interest Rate Swap
Expiring August 2026 with exercise rate of 3.71% 10,090,625 (4,901)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 3.71% 10,090,625 (4,901)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 3.69% 16,145,000 (8,192)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate
Swap Expiring August 2026 with exercise rate of 3.69% 16,145,000 (8,192)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 3.64% 14,126,875 (8,619)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest
Rate Swap Expiring August 2026 with exercise rate of
3.64% 14,126,875 (8,620)
Total Interest Rate Swaptions
a
(43,425)
Total OTC Interest Rate Swaptions Written
(Premium received $710,635) (507,098)
Other Assets & Liabilities, net - (34.7)% (828,447,915)
Total Net Assets - 100.0% $ 2,392,172,166
* Non-income producing security.

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 59
~ The face amount is denominated in U.S. dollars unless otherwise indicated.
◊ Variable rate security. Rate indicated is the rate effective at February 28, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated
effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a Value determined based on Level 3 inputs — See Note 3 .
b Special Purpose Acquisition Company (SPAC).
c Affiliated issuer.
d Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
e Perpetual maturity.
f All or a portion of these securities have been physically segregated in connection with the borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of
February 28, 2026, the total value of securities segregated was $829,897,979.
g Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or
Section 4(a)(2) liquid securities is $1,021,194,486 (cost $1,044,631,666), or 42.7% of total net assets.
h A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
i Rate indicated is the 7-day yield as of February 28, 2026.
j Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $23,848,828 (cost
$26,519,557), or 1.0% of total net assets - See Note 5 .
k Security is in default of interest and/or principal obligations.
l Payment-in-kind security.
m Security is unsettled at period end and may not have a stated effective rate.
n Security is an interest-only strip.
o Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 28, 2026. See table below for additional step information for each security.
p Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
q Rate indicated is the effective yield at the time of purchase.
r Security is a principal-only strip.
s Zero coupon rate security.
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
60 |
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Commodity Futures Contracts Purchased
Gold 100 oz. Futures Contracts 27 Apr 2026 $ 13,451,754 $ 717,576
Interest Rate Futures Contracts Purchased
3-Month SOFR Futures Contracts 298 Dec 2027 72,285,208 9,592
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures
Contracts 918 Mar 2026 319,674,216 (3,469,116)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 298 Dec 2026 72,213,122 (10,903)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 61
Guggenheim Strategic Opportunities Fund
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
(Depreciation)
a
Bank of
America, N.A. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30 $ 140,850,000 $ (3,009,772) $ (3,061,160) $ 51,388
Bank of
America, N.A. ICE
CDX.
NA.HY.45.
V1 5.00% Quarterly 12/20/30 21,631,500 (1,673,788) (1,547,249) (126,539)
$ (4,683,560) $ (4,608,409) $ (75,151)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
a
Morgan Stanley
Capital Services
LLC
CDX.
NA.HY.43.
V1
(25-35%) 5.00%
Quarterly
12/20/29 $ 6,610,000 $ (997,744) $ (764,805) $ (232,939)
Morgan Stanley
Capital Services
LLC
CDX.
NA.HY.43.
V1
(15-25%) 5.00%
Quarterly
12/20/29 6,610,000 (593,104) (319,950) (273,154)
$ (1,590,848) $ (1,084,755) $ (506,093)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate
Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America,
N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 $ 48,870,000 $ 522,774 $ (35,734) $ 558,508

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
62 |
Guggenheim Strategic Opportunities Fund
Counterparty Exchange
Floating
Rate
Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America,
N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 $ 24,060,000 $ (762,958) $ 351 $ (763,309)
Bank of
America,
N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 2.78% Annually 07/18/27 143,900,000 (2,228,404) 260 (2,228,664)
$ (2,468,588) $ (35,123) $ (2,433,465)
Total Return Swap Agreements
Counterparty Index Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
OTC Equity Index Swap Agreements
Bank of America,
N.A.
SPDR S&P 500
ETF Trust Pay
4.25% (Federal
Funds Rate +
0.61%) At Maturity 06/16/26 100,000 $ 59,420,000 $ 6,961,000
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 11/12/27 1,000,000 1,000,053 53
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 04/05/29 2,500,000 2,500,002 3
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 12/15/28 2,500,000 2,499,905 (95)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 03/02/29 2,500,000 2,499,840 (160)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 10/12/28 2,500,000 2,499,803 (198)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 09/13/28 2,500,000 2,499,620 (380)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 11/14/28 2,500,000 2,499,590 (410)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 63
Guggenheim Strategic Opportunities Fund
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 06/22/26 152,838 35,000,000 (990,898)
$ 110,418,813 $ 5,968,915
OTC Interest Rate Swap Agreements
Goldman Sachs
International
Goldman Sachs
Swaption
Forward
Volatility Index Pay
2.64% (Federal
Funds Rate
- 1.00%) At Maturity 05/15/26 68,228 10,582,169 (937,042)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
a
Bank of America, N.A. GBP Sell 41,743,000 56,855,677 USD 03/16/26 $ 609,196
Barclays Bank plc EUR Sell 302,965,000 358,639,817 USD 03/16/26 338,726
The Toronto-Dominion Bank EUR Sell 3,480,000 4,149,128 USD 03/16/26 33,511
Citibank, N.A. EUR Sell 2,650,000 3,156,414 USD 03/16/26 22,396
JPMorgan Chase Bank, N.A. EUR Sell 2,275,000 2,698,538 USD 03/16/26 8,013
The Toronto-Dominion Bank GBP Sell 1,000,000 1,351,544 USD 03/16/26 4,097
JPMorgan Chase Bank, N.A. CAD Sell 7,510,000 5,512,432 USD 03/16/26 1,842
Bank of America, N.A. EUR Sell 150,000 176,892 USD 03/16/26 (506)
UBS AG EUR Sell 2,000,000 2,360,542 USD 03/16/26 (4,755)
Citibank, N.A. GBP Buy 1,090,000 1,487,165 USD 03/16/26 (18,448)
$ 994,072
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Barclays Bank plc
9-Month/5-Year Interest
Rate Swap Pay
12 Month Term
SOFR Annual 3.35% 09/21/26 3.35% $ 15,796,000 $ 220,890

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
64 |
Guggenheim Strategic Opportunities Fund
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap Pay
12 Month Term
SOFR Annual 3.35% 09/21/26 3.35% $ 15,795,000 $ 220,876
BNP Paribas 9-Month/5-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.35% 09/21/26 3.35% 15,795,000 220,876
Morgan Stanley
Capital Services LLC
9-Month/5-Year Interest
Rate Swap Pay
12 Month Term
SOFR Annual 3.35% 09/21/26 3.35% 15,794,000 220,862
$ 883,504
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.71% 08/19/26 2.71% $ 10,090,625 $ (20,423)
Barclays Bank plc
1-Year/2-Year Interest
Rate Swap Receive
12 Month Term
SOFR Annual 2.71% 08/19/26 2.71% 10,090,625 (20,424)
Morgan Stanley Capital
Services LLC 1-Year/2-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.64% 08/13/26 2.64% 14,126,875 (23,986)
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.64% 08/13/26 2.64% 14,126,875 (23,986)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 65
Guggenheim Strategic Opportunities Fund
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.69% 08/14/26 2.69% 16,145,000 (30,287)
The Toronto-Dominion
Bank 1-Year/2-Year
Interest Rate Swap Receive
12 Month Term
SOFR Annual 2.69% 08/14/26 2.69% 16,145,000 (30,287)
Morgan Stanley
Capital Services LLC
9-Month/5-Year Interest
Rate Swap Receive
12 Month Term
SOFR Annual 2.85% 09/21/26 2.85% 15,794,000 (78,565)
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap Receive
12 Month Term
SOFR Annual 2.85% 09/21/26 2.85% 15,795,000 (78,570)
BNP Paribas 9-Month/5-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.85% 09/21/26 2.85% 15,795,000 (78,570)
Barclays Bank plc
9-Month/5-Year Interest
Rate Swap Receive
12 Month Term
SOFR Annual 2.85% 09/21/26 2.85% 15,796,000 (78,575)
$ (463,673)
Put
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.71%
08/19/26 3.71% 10,090,625 (4,901)
Barclays Bank plc
1-Year/2-Year Interest
Rate Swap Pay
12 Month Term
SOFR Annual 3.71%
08/19/26 3.71% 10,090,625 (4,901)
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.69%
08/14/26 3.69% 16,145,000 (8,192)
The Toronto-Dominion
Bank 1-Year/2-Year
Interest Rate Swap Pay
12 Month Term
SOFR Annual 3.69%
08/14/26 3.69% 16,145,000 (8,192)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
66 |
Guggenheim Strategic Opportunities Fund
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.64%
08/13/26 3.64% $ 14,126,875 $ (8,619)
Morgan Stanley Capital
Services LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.64%
08/13/26 3.64% 14,126,875 (8,620)
$ (43,425)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
c
Autocallable instrument which pays a coupon and returns notional principal at maturity (or if called early) as long as the reference indices do not fall below specific thresholds.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index
Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index
Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index
Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 67
See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund’s investments at February 28,
2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities
(Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 113,710,155 $ 2,761,061 $ 19,501,301 $ 135,972,517
Preferred Stocks 40,792,351 57,698,031 11,398,214 109,888,596
Warrants 97 — 43 140
Rights — — 1 1
Exchange-Traded Funds 75,308,168 — — 75,308,168
Closed-End Mutual Funds 20,610,008 — — 20,610,008
Money Market Funds 76,139,464 — — 76,139,464
Corporate Bonds — 893,280,634 86,240,835 979,521,469
Senior Floating Rate Interests — 750,744,129 152,273,724 903,017,853
Collateralized Mortgage
Obligations — 429,221,605 2,599,458 431,821,063
Asset-Backed Securities — 292,050,200 137,532,480 429,582,680
U.S. Treasury Bills — 34,209,353 — 34,209,353
U.S. Government Securities — 15,881,776 — 15,881,776
Foreign Government Debt — 5,908,599 — 5,908,599
Private Funds — — 3,306,895 3,306,895
Convertible Bonds — 2,815,860 — 2,815,860
Municipal Bonds — 399,271 — 399,271
Options Purchased 983,442 3,471 — 986,913
Interest Rate Swaptions
Purchased — 883,504 — 883,504
Commodity Futures Contracts
a
717,576 — — 717,576
Interest Rate Futures
Contracts
a
9,592 — — 9,592
Credit Default Swap
Agreements
a
— 51,388 — 51,388
Interest Rate Swap
Agreements
a
— 558,508 — 558,508
Total Return Swap
Agreements
a
— 6,961,056 — 6,961,056
Forward Foreign Currency
Exchange Contracts
a
— 1,017,781 — 1,017,781
Unfunded loan commitments
( Note 4 )
a
— — 681,531 681,531
Total Assets $ 328,270,853 $ 2,494,446,227 $ 413,534,482 $ 3,236,251,562
– – – –

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
68 |
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $447,048,653 are categorized as Level 2 within the disclosure hierarchy —
See Note 2.
Investments in Securities
(Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swaptions
Written $ — $ 507,098 $ — $ 507,098
Options Written 4,341,365 785,958 — 5,127,323
Equity Futures Contracts
a
3,469,116 — — 3,469,116
Interest Rate Futures
Contracts
a
10,903 — — 10,903
Credit Default Swap
Agreements
a
— 632,632 — 632,632
Interest Rate Swap
Agreements
a
— 2,991,973 — 2,991,973
Total Return Swap
Agreements
a
— 1,929,183 — 1,929,183
Forward Foreign Currency
Exchange Contracts
a
— 23,709 — 23,709
Unfunded loan commitments
( Note 4 )
a
— — 168,226 168,226
Total Liabilities $ 7,821,384 $ 6,870,553 $ 168,226 $ 14,860,163
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
February 28, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed
Securities $ 54,167,076 Yield Analysis Yield 4.5%-13.0% 6.9%
Asset-Backed
Securities 49,657,141
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Asset-Backed
Securities 21,908,454 Model Price Purchase Price — —
Asset-Backed
Securities 11,799,808
Third Party
Pricing Vendor Price — —
Asset-Backed
Securities 1 Model Price
Liquidation
Value — —

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 69
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the fund.
Category
Ending Balance at
February 28, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
a
Collateralized
Mortgage
Obligations $ 2,599,458
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Common Stocks 18,430,419 Model Price Purchase Price — —
Common Stocks 1,011,577 Enterprise Value
Valuation
Multiple 1.8x-7.0x 5.3x
Common Stocks 59,305 Model Price
Liquidation
Value — —
Corporate Bonds 52,662,870
Third Party
Pricing Broker Quote — —
Corporate Bonds 31,828,585
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Corporate Bonds 905,700 Model Price Purchase Price — —
Corporate Bonds 843,680
Third Party
Pricing Trade Price — —
Preferred Stocks 10,256,591 Yield Analysis Yield 5.6% —
Preferred Stocks 1,141,623 Model Price Purchase Price — —
Private Funds 3,306,895 Model Price Purchase Price — —
Rights 1 Model Price
Liquidation
Value — —
Senior Floating
Rate Interests 71,484,289 Model Price Purchase Price — —
Senior Floating
Rate Interests 42,418,045
Third Party
Pricing Broker Quote — —
Senior Floating
Rate Interests 32,726,414 Yield Analysis Yield 9.2%-15.4% 10.6%
Senior Floating
Rate Interests 5,509,882
Third Party
Pricing Vendor Price — —
Senior Floating
Rate Interests 135,094 Model Price
Liquidation
Value — —
Unfunded loan
commitments 681,531 Model Price Purchase Price — —
Warrants 43 Model Price
Liquidation
Value — —
Total Assets $ 413,534,482
Liabilities:
Unfunded loan
commitments $ (168,226) Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
70 |
The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2026, the Fund had securities with a total value of $14,591,316 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $9,809,170 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 71
Guggenheim Strategic Opportunities Fund
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Corporate
actions
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 90,573,389 $ 41,602,483 $ (4,910,463) $ 683 $ — $ —
Corporate Bonds 53,762,177 38,380,975 (10,044,882) 207 — —
Senior Floating Rate Interests 107,663,479 86,010,092 (34,475,748) 32,533 — 1,796
Warrants 44 — — — — —
Common Stocks 1,433,716 17,793,823 (41,442) — — —
Preferred Stocks 11,414,217 — — — — —
Rights 1 — — — — —
Private Fund 1,926,365 1,836,568 (176,181) — — —
Collateralized Mortgage Obligations 2,424,192 — (30,127) — — 896
Unfunded Loan Commitments 428,183 237,407 (592,454) 532 — —
Total Assets $ 269,625,763 $ 185,861,348 $ (50,271,297) $ 33,955 $ — $ 2,692
Liabilities
Unfunded Loan Commitments $ — $ (63,853) $ — $ — $ — $ —

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
72 |
Guggenheim Strategic Opportunities Fund
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at
February 28, 2026
Assets
Asset-Backed Securities $ 191,184 $ 13,736,433 $ (3,661,229) $ 137,532,480 $ 1,627,912
Corporate Bonds 3,287,475 854,883 — 86,240,835 3,297,668
Senior Floating Rate Interests (810,487) — (6,147,941) 152,273,724 (889,529)
Warrants (1) — — 43 —
Common Stocks 315,204 — — 19,501,301 276,848
Preferred Stocks (16,003) — — 11,398,214 (16,003)
Rights — — — 1 —
Private Fund (279,857) — — 3,306,895 (279,857)
Collateralized Mortgage Obligations 204,497 — — 2,599,458 204,497
Unfunded Loan Commitments 607,863 — — 681,531 607,863
Total Assets $ 3,499,875 $ 14,591,316 $ (9,809,170) $ 413,534,482 $ 4,829,399
Liabilities
Unfunded Loan Commitments $ (104,373) $ — $ — $ (168,226) $ (104,373)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund.
Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the
Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate
Reset Date
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44 2.00% 10/15/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44 2.00% 10/15/26

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 73
Guggenheim Strategic Opportunities Fund
Name
Coupon Rate at
Next Reset Date
Next Rate
Reset Date
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69 7.00% 10/01/27
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment
Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain investment companies managed by GI. Additional information about the affiliated fund, including the most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended February 28, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
05/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
02/28/26
Shares /Face
Amount
02/28/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 98,944 $ — $ — $ — $ (26,337) $ 72,607 121,041 $ —
Accuride Corp.* 309 — — — — 309 3,087,395 —
Accuride
Liquidating Trust* — — — — — — 190 —
Closed-End
Mutual Funds
Guggenheim
Active Allocation
Fund 14,354,500 — — — 788,500 15,143,000 950,000 1,240,937

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
74 |
Guggenheim Strategic Opportunities Fund
Security Name
Value
05/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
02/28/26
Shares/Face
Amount
02/28/26
Investment
Income
Senior Floating
Rate Interests
Accuride Corp.,
8.13% (3 Month
Term SOFR +
3.00%) (in-kind
rate was 3.00%)
due 03/07/30
◊,a
$ 4,225,481 $ 89,791 $ — $ — $ (43,159) $ 4,272,113 2,304,134 $ 124,448
$ 18,679,234 $ 89,791 $ — $ — $ 719,004 $ 19,488,029 $ 1,365,385
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at February 28, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Payment-in-kind security.

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Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a
Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment
Company Act of 1940, as amended (the “1940 Act”).
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the
Fund will achieve its investment objective. The Fund’s investment objective is considered fundamental and may not be changed without shareholder approval.
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Fund Valuation
Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim
Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to
Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee
Procedures” and collectively with the Fund Valuation Procedures, the “Valuation
Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of

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representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation
Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of the Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of the Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures.
Valuations in accordance with these methods are intended to reflect each security’s
(or asset’s or liability’s) “fair value”. Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the
Valuation Procedures are designed to value a portfolio security or asset at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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Equity securities listed or traded on a recognized U.S. securities exchange or the
Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the
NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American
Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Typically, loans are valued using information provided by an independent third-party pricing services that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. As the Fund invests in loans or asset-backed securities as part of its investment strategies, it may have a significant amount of these instruments that are fair valued by the Adviser.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
The Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Fund determines its NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Fund's securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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Valuation Designee Procedures. Valuations provided by the independent third-
party pricing services are generally based on methods designed to approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Fund, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Fund in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. The Fund may also use third-party service providers to model certain securities to determine fair market value. While the Fund's use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund's portfolio securities as of the time of pricing, the Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund's assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer)
and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
The Fund may acquire an interest in a special purpose acquisition company
(“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purposes:
Duration : the use of an instrument to manage the interest rate risk of a portfolio.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
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Hedge : an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income : the use of an instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure : the use of an instrument to obtain exposure to a listed or other type of index.
Speculation : the use of an instrument to express macro-economic and other investment views.
To the extent the Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset.
In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date.
There are significant risks associated with the Fund’s use of futures contracts,
Note 2 ‒ Derivatives (continued)

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including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Fund's
Schedule of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange.
There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-
traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index)
for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a
Note 2 ‒ Derivatives (continued)

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notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index.
If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if the Fund is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood
Note 2 ‒ Derivatives (continued)

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or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to seek to hedge or manage exposure to foreign currency risks with portfolio investments or to seek to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies.
The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts.
However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances,
Note 2 ‒ Derivatives (continued)

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the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the
U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S.
markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.
Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment.
Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.
Note 2 ‒ Derivatives (continued)

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Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S.
Treasury securities, and other information and analysis. A significant portion of the
Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

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NOTES TO SCHEDULE OF
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February 28, 2026
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval).
Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2026. The Fund is obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of February 28, 2026, were as follows:
Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Alteryx , Inc. 02/08/31
461,111
$ 415,982 $ 426,444 $ 10,462
Ares Global Loan 10/31/34
2,078,732
— 2 2
Care Bidco 05/04/28
EUR 1,000,000
995,063 1,144,753 149,690
Citrin Cooperman
Advisors LLC 04/01/32
772,727
765,227 737,955 (27,272)
Cliffwater LLC 03/09/32
640,000
582,089 595,185 13,096
Coller Capital Ltd. 09/25/36
1,886,677
— — —
Datix Bidco Ltd. 10/30/30
997,500
874,477 902,640 28,163
Datix Bidco Ltd. 04/30/31
1,180,000
1,180,000 1,180,000 —
Note 3 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
88 |
February 28, 2026
Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
FTAI Aircraft
Leasing
Offshore SPV,
LP
5,750,000
$ — $ 575 $ 575
Graftech Finance,
Inc. 12/21/29
986,089
986,089 949,929 (36,160)
Hanger, Inc. 10/23/31
219,810
218,779 220,267 1,488
Higginbotham
Insurance
Agency, Inc. 05/01/31
726,335
724,593 724,519 (74)
Higginbotham
Insurance
Agency, Inc. 06/11/31
160,421
159,558 160,421 863
HPC NAV I 2025 12/31/33
18,896,999
— 2 2
Kerridge
Commercial
Systems Group
Ltd. 09/07/30
GBP 2,500,000
3,091,610 3,368,500 276,890
Kroll LLC 09/13/32
458,333
425,765 458,333 32,568
Liquid Tech
Solutions
Holdings LLC 10/03/32
301,858
300,423 300,726 303
MB2 Dental
Solutions LLC 02/13/31
400,000
352,624 364,428 11,804
Merative , LP 09/30/32
571,795
556,771 571,795 15,024
Orsini Bidco BV 10/21/32
EUR 298,039
340,693 348,612 7,919
Polaris Newco
LLC 07/31/30
821,001
804,262 703,425 (100,837)
Powergrid
Services LLC 07/01/32
114,828
114,828 114,263 (565)
Powergrid
Services LLC 03/31/30
1,690,000
1,581,446 1,690,000 108,554
PT Intermediate
Holdings III LLC 04/09/30
55,560
55,431 55,143 (288)
QTS Good News
Facility 10/09/28
1,580,650
— — —
Salas Obrien, Inc. 01/21/33
114,286
113,621 113,857 236
Secretariat
Advisors LLC 02/21/32
188,172
187,282 184,252 (3,030)
SHO Holding I
Corp. 06/30/29
295,159
273,466 295,159 21,693
US Fertility
Enterprises LLC 12/10/32
355,263
353,510 355,618 2,108
Vacation Rental
Brands
Holdings 05/02/32
3,370,889
3,338,990 3,339,081 91
$ 513,305
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
Note 4 ‒ Unfunded Loan Commitments  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 89
February 28, 2026
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates
(which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and
EUR — Euro
GBP — British Pound
Restricted Securities Acquisition Date Cost Value
Atlas Mara Ltd.
ATM due 12/31/21
a
10/01/15 $ 504,322 $ —
CBC Insurance Revenue
Securitization LLC
2016-1, 5.25% due 07/15/46 08/09/19 248,071 232,867
Exide Technologies
due 12/31/49
a
07/02/19 200,942 3
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 22,732,080 23,157,400
Mirabela Nickel Ltd.
due 06/24/19
a
12/31/13 2,341,590 6,670
Nassau LLC
2019-1, 3.98% due 08/15/34 08/16/19 492,552 451,888
$ 26,519,557 $ 23,848,828
a
Security is in default of interest and/or principal obligations.
Note 4 ‒ Unfunded Loan Commitments  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
90 |
February 28, 2026
epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts
(such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.
Note 6 ‒ Market Risks (continued)

OTHER INFORMATION (Unaudited)
| 91
February 28, 2026
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification
System, a widely recognized industry classification system provider. In the
Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as
Bloomberg Industry Classification System, Global Industry Classification
Standards and Barclays Global Classification Scheme.